457(b) Group Variable Annuity

                                                          from

                                     [LOGO] American Fidelity Assurance Company
                                     A member of the American Fidelity Group (R)

                                                      July 1, 2003

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                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company

                                   PROSPECTUS
                                  July 1, 2003

     American Fidelity Separate Account C is offering group annuity contracts to state and local government employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended. This prospectus describes the policy, which is issued by us, American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer. Our home office is at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy. You have 19 investment options in the annuity -- the Guaranteed Interest Account, which is a fixed investment option, and 18 variable investment options, each of which corresponds with one of the following eligible portfolios:

American Fidelity Dual Strategy Fund, Inc.(R)          Dreyfus Investment Portfolios
American Century(R) Variable Portfolios                    Technology Growth Portfolio
    VP Balanced Fund                                   Federated Insurance Series
    VP Capital Appreciation Fund                           Federated Fund For U.S. Government Securities II
    VP Income & Growth Fund                                Federated Capital Appreciation Fund II
    VP Ultra(R) Fund                                    Merrill Lynch Variable Series Funds, Inc.
    VP International Fund                                  Basic Value V. I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.         Small Cap Value V. I. Fund
Dreyfus Stock Index Fund, Inc.                         Neuberger Berman Advisers Management Trust
Dreyfus Variable Investment Fund                           AMT Balanced Portfolio
    Growth and Income Portfolio                            AMT Growth Portfolio
    Small Company Stock Portfolio
    International Value Portfolio

     This prospectus contains important information about American Fidelity Separate Account C that participants should know before investing in the 457(b) Group Variable Annuity. Please keep this prospectus for future reference. We filed a Statement of Additional Information with the Securities and Exchange Commission dated July 1, 2003 that provides more information about the annuity we are offering. You can get a copy of our Statement of Additional Information at no charge from us or from the SEC. The SEC maintains a web site
(http://www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus and other material that we file electronically with the SEC. For a free copy of the Statement of Additional Information, call us at (800) 662-1106 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@af-group.com.

     Our Statement of Additional  Information  is  incorporated  by reference in
this  prospectus.   The  table  of  contents  of  the  Statement  of  Additional
Information is on the last page of this prospectus.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

    Please read this prospectus carefully and keep it for future reference.

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                                GLOSSARY OF TERMS

     Some of the terms used in this prospectus are technical. To help you understand these terms, we have defined them below.

     Account value: The value of your policy during the accumulation period.

     Accumulation period: The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments, the date the participant account is closed. Until a participant begins receiving annuity payments, the participant's annuity is in the accumulation period.

     Accumulation unit: The unit of measurement used to keep track of the value of a participant's interest in a variable investment option (a sub-account) during the accumulation period.

     Adjusted account value: A participant's account value, minus taxes, if any.

     Annuitant: The person on whose life annuity payments are based.

     Annuity date: The date annuity payments begin.

     Annuity options: The various methods available to select as pay-out plans for a participant's annuity payments.

     Annuity payments: Regular income payments a participant may receive from the policy during the annuity period.

     Annuity period: The period during which we make annuity payments.

     Cash value: A participant's account value minus taxes due, if any, minus the withdrawal charge, if applicable, that would apply if the entire value of the policy was withdrawn.

     Eligible portfolio: Each of the 18 sub-accounts invests its assets into a corresponding eligible portfolio. Each eligible portfolio (sometimes called a portfolio or fund) is offered by one of the portfolio companies and has its own investment objective.

     Fixed annuity: An annuity providing payments that are guaranteed as to dollar amount by us. These payments are made during the annuity period.

     General account: Our general account consists of all of our assets other than those assets allocated to Separate Account C or to any of our other separate accounts.

     Guaranteed Interest Account option: The fixed investment option within our general account which earns interest credited by us.

     Investment options: A participant's investment options (sometimes called eligible investment options) consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the 18 sub-accounts, which are variable investment options. We reserve the right to add, remove or combine portfolios as eligible investment options.

     Participant: A person for whom an interest is maintained under a group variable annuity policy, generally an employee.

     Participant account: An account established for a participant.

     Plan: The 457(b) eligible defined contribution plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.

     Policy: The 457(b) Group Variable Annuity.

     Policyholder: The owner of the policy, generally a state or local government employer or other entity identified on the application for which, and to whom, the policy is issued.

     Policy year: The annual period that begins on the date of issue and each anniversary of that date. For purposes of determining a participant's applicable withdrawal charges, this period begins with the participant effective date.

     Portfolio companies: The companies offering the portfolios in which the sub-accounts invest. The portfolio companies are: American Fidelity Dual Strategy Fund, Inc.(R), American Century Variable Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Federated Insurance Series, Merrill Lynch Variable Series Funds, Inc. and Neuberger Berman Advisers Management Trust.

     Purchase payment: Money invested or contributed on behalf of a participant that is to be invested in the policy. Purchase payments are allocated to a participant's participant account.

     Separate Account: Our Separate Account that provides the variable investment options. This account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

     Sub-account: An investment division of Separate Account C. Each sub-account invests its assets in shares of a corresponding portfolio.

     Valuation date: Each day on which the New York Stock Exchange and American Fidelity Assurance Company are open for business.

     Valuation period: The period of time beginning at the close of business of the New York Stock Exchange on each valuation date and ending at the close of business for the next succeeding valuation date.

     We, Us, Our: American Fidelity Assurance Company, the insurance company offering the 457(b) Group Variable Annuity.

     You, Your: A participant in the 457(b) Group Variable Annuity, generally, an employee. Although we sometimes refer to "you" or a "participant" as having certain rights and abilities with respect to the policy, the policyholder, which is generally the employer, may actually be entitled to some or all of those rights and abilities. Each participant should review the terms of the policy to determine how it applies to him or her, individually.

                                TABLE OF CONTENTS
                                                                       Page
                                                                       ----
Summary..................................................................1
Fee Table................................................................3
Condensed Financial Information..........................................9
The 457(b) Group Variable Annuity........................................9
About the Participant Account...........................................10
Receiving Payments from the Annuity.....................................12
Investment Options......................................................14
Expenses................................................................17
Withdrawals.............................................................19
Death Benefit Amount....................................................19
Calculation of Performance Information..................................20
Taxes...................................................................21
Other Information.......................................................22
Table of Contents of the Statement of Additional Information............23

                                     SUMMARY

     In this summary, we discuss some of the important features of the 457(b) Group Variable Annuity policy. Please read the entire prospectus for more detailed information about the policy and Separate Account C. The policy is issued in connection with an eligible defined contribution plan pursuant to
Section 457(b) of the Internal Revenue Code.

     The 457(b) Group Variable Annuity. In this prospectus, we describe the 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy that we offer. The annuity policy is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and us, American Fidelity Assurance Company, as the insurance company. American Fidelity issues a single policy to the employer, who is then the policyholder. The policy covers all present and future participating employees of the policyholder. Through the 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in our Guaranteed Interest Account, a fixed investment option, and in the 18 sub-accounts, which are variable investment options. Each of the sub-accounts invests in a corresponding portfolio.

     We designed the 457(b) Group Variable Annuity as a funding vehicle to be used with Section 457(b) Eligible Deferred Compensation Plans. Participation in the 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.

     Like all deferred annuities, the 457(b) annuity has two periods: the accumulation period and the annuity period. During the accumulation period, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution. Similarly, during the annuity period, earnings are taxed as income only upon distribution. Annuity payments under the policy will be paid on a fixed basis only.

     The annuity period begins when the participant starts receiving regular payments from his or her participant account. Although annuity payments are paid on a fixed basis only, the amount of the payments a participant receives during the annuity period will depend on the amount of money invested and the performance of the selected investment options during the accumulation period. Annuity payments and options are discussed on page 12.

     Investment Options. When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable. A participant may allocate some or all of the money invested in his or her participant account to one or more of the eligible investment options. We reserve the right to add, combine or remove portfolios as eligible investment options. Currently, the eligible investment options include our fixed investment option, the Guaranteed Interest Account, and the sub-accounts listed below, each of which is a variable investment option:

American Fidelity Dual Strategy Fund, Inc.(R)
American Century(R) Variable Portfolios - VP Balanced Fund
American Century(R) Variable Portfolios - VP Capital Appreciation Fund American Century(R) Variable Portfolios - VP Income & Growth Fund
American Century(R) Variable Portfolios - VP Ultra(R) Fund
American Century(R) Variable Portfolios - VP International Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund, Inc.
Dreyfus Variable Investment Fund - Growth and Income Portfolio
Dreyfus Variable Investment Fund - Small Company Stock Portfolio
Dreyfus Variable Investment Fund - International Value Portfolio
Dreyfus Investment Portfolios - Technology Growth Portfolio
Federated Insurance Series - Federated Fund For U.S. Government Securities II Federated Insurance Series - Federated Capital Appreciation Fund II
Merrill Lynch Variable Series Funds, Inc.- Basic Value V. I. Fund
Merrill Lynch Variable Series Funds, Inc. - Small Cap Value V. I. Fund Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio
Neuberger Berman Advisers Management Trust - AMT Growth Portfolio

     Each of the sub-accounts listed above invests in a corresponding portfolio. The portfolios offer professionally managed investment choices. A complete description of each of the portfolios can be found in the prospectus for that particular portfolio. Participants can make or lose money in the variable investment options, depending upon market conditions and the performance of the portfolio(s) which correspond with the sub-account(s) to which purchase payments are allocated. Please see the information on page 15 describing how you can obtain a copy of the portfolios' prospectuses.

     Our fixed investment option, the Guaranteed Interest Account, offers a minimum interest rate that is guaranteed by us; however, participants may still be subject to a withdrawal charge in the event of a withdrawal from his or her participant account.

     Taxes. The earnings accumulated as a result of investments in the 457(b) Group Variable Annuity are not taxed until received as a distribution. Because all of the contributions to the annuity are made, pursuant to the plan, on a pre-tax basis, all distributions will be subject to state and federal income tax unless the distribution is rolled over to an "eligible employer plan" or to an IRA in a direct rollover. The participant will receive a special tax notice explaining the tax consequences of the distribution options available before receiving an eligible rollover distribution.

     Withdrawals. A participant may withdraw money from his or her participant account at any time during the accumulation period; however, a withdrawal charge may apply. Additionally, certain restrictions exist under federal tax law and a penalty tax may be assessed upon certain withdrawals. The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100. Withdrawals and charges that may apply to withdrawals are discussed further on pages 17 through 19.

     Free Look. The policyholder may return the policy to us or to our agent within 20 days after it is delivered. If returned, the policy will be void from the beginning and we will refund the greater of: the purchase payments paid or the account value as of the earlier of the date we receive the policy in our home office, or the date our agent receives the policy.

     Questions. If you have any questions about the 457(b) Group Variable Annuity or need more information, please contact us at:

            American Fidelity Assurance Company
            Annuity Services Department
            P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520
            Telephone: (800) 662-1106
            E-mail: va.help@af-group.com

                                    FEE TABLE

     The following tables describe the fees and expenses participants will pay when buying, owning and surrendering a policy. The first table describes the withdrawal charge that applies when a withdrawal is made from a participant account or when a policy is surrendered. State premium taxes may also be deducted.

Transaction Expenses

Withdrawal Charge (as a percentage of the amount withdrawn)

         Policy                                    Withdrawal
          Year                                       Charge
          ----                                       ------
         1........................................      8%
         2........................................      8%
         3........................................      8%
         4........................................      8%
         5........................................      8%
         6........................................      4%
         7........................................      4%
         8........................................      4%
         9........................................      4%
         10.......................................      4%
         11+......................................      0%

     The next table describes the fees and expenses that apply periodically during the life of a policy, not including the portfolio fees and expenses.

Annual Expenses                                              Current     Maximum
                                                               Fee(1)       Fee
                                                               ---          ---
Separate Account Annual Expenses (as a percentage of
   average account value)
Mortality and Expense Risk Charge..........................    1.25%       1.25%
Account Fees and Expenses
   Administrative Charge...................................    0.15%       0.25%
   Distribution Expense Charge.............................    0.10%       0.25%
Total Separate Account Annual Expenses.....................    1.50%       1.75%
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(1) We currently charge lower fees than the maximum allowed. The current and maximum fees we may charge at the separate account level are shown in the Annual Expenses table. We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of a participant account invested in a portfolio.

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies. Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.


Total Annual  Portfolio  Operating  Expenses          MINIMUM          MAXIMUM
  (expenses that are deducted from portfolio assets,
  including management fees, distribution (12b-1)
  fees and other expenses)                             0.27%            4.37%

Annual Portfolio Operating Expenses
  (expenses that are deducted from portfolio assets)

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.(R)
        Management Fees................................ 0.50%
        Other Expenses................................. 0.00%
        Total Annual Portfolio Operating Expenses ..... 0.50%

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS(1)

VP Balanced Fund(2)
        Management Fees................................ 0.90%
        Other Expenses................................. 0.00%
        Total Annual Portfolio Operating Expenses ..... 0.90%

VP Capital Appreciation Fund(2)
        Management Fees................................ 1.00%
        Other Expenses................................. 0.00%
        Total Annual Portfolio Operating Expenses...... 1.00%

VP Income & Growth Fund
        Management Fees................................ 0.70%
        Other Expenses ................................ 0.00%
        Total Annual Portfolio Operating Expenses ..... 0.70%

VP Ultra(R) Fund(2)
        Management Fees ............................... 1.00%
        Other Expenses................................. 0.00%
        Total Annual Portfolio Operating Expenses ..... 1.00%

VP International Fund(2)
        Management Fees................................ 1.30%
        Other Expenses ................................ 0.00%
        Total Annual Portfolio Operating Expenses ..... 1.30%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.(3)
        Management Fees ............................... 0.75%
        Other Expenses ................................ 0.05%
        Total Annual Portfolio Operating Expenses...... 0.80%

DREYFUS STOCK INDEX FUND, INC.(3)
        Management Fees ............................... 0.25%
        Other Expenses ................................ 0.02%
        Total Annual Portfolio Operating Expenses ..... 0.27%

DREYFUS VARIABLE INVESTMENT FUND(3)

Growth and Income Portfolio
        Management Fees................................ 0.75%
        Other Expenses ................................ 0.05%
        Total Annual Portfolio Operating Expenses ..... 0.80%

Small Company Stock Portfolio
        Management Fees ............................... 0.75%
        Other Expenses ................................ 0.23%
        Total Annual Portfolio Operating Expenses ..... 0.98%

International Value Portfolio(4)
        Management Fees ............................... 1.00%
        Other Expenses ................................ 0.47%
        Total Annual Portfolio Operating Expenses...... 1.47%
        Fee Waiver and/or Expense Reimbursement........-0.07%
        Net Operating Expense ......................... 1.40%

DREYFUS INVESTMENT PORTFOLIOS(3)

Technology Growth Portfolio
        Management Fees................................ 0.75%
        Other Expenses ................................ 0.14%
        Total Annual Portfolio Operating Expenses ..... 0.89%

FEDERATED INSURANCE SERIES

Federated Fund for U.S. Government Securities II(5a-b)
        Management Fees ............................... 0.60%
        Other Expenses ................................ 0.12%
        Shareholder Service Fee ....................... 0.25%
        Total Annual Portfolio Operating Expenses ..... 0.97%

Federated Capital Appreciation Fund II(6a-c)
        Management Fees ............................... 0.85%
        Other Expenses ................................ 3.02%
        Shareholder Service Fee........................ 0.25%
        Distribution (12b-1) Fee ...................... 0.25%
        Total Annual Portfolio Operating Expenses ..... 4.37%

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.(7)

Basic Value V.I. Fund
        Management Fees................................ 0.60%
        Other Expenses ................................ 0.07%
        Total Annual Portfolio Operating Expenses ..... 0.67%

Small Cap Value V.I. Fund
        Management Fees ............................... 0.75%
        Other Expenses ................................ 0.09%
        Total Annual Portfolio Operating Expenses ..... 0.84%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(8)

AMT Balanced Portfolio
        Management Fees ............................... 0.85%
        Other Expenses ................................ 0.27%
        Total Annual Portfolio Operating Expenses ..... 1.12%

AMT Growth Portfolio
        Management Fees ............................... 0.85%
        Other Expenses ................................ 0.11%
        Total Annual Portfolio Operating Expenses ..... 0.96%

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(1)  American Century(R) Variable Portfolios - Class I Shares.
(2) This fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.
(3) Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios - Initial Shares.
(4) Dreyfus International Value Portfolio: The expenses shown above reflect the portfolio advisor's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2002. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses would have been, as a percentage of assets: 1.00%, 0.47% and 1.47%, respectively. The advisor has undertaken, until December 31, 2003, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.40%.
(5)  Federated Fund for U.S. Government Securities II.
     (a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2002.
            o  Total Waiver of Fund Expenses ............................. 0.25%
            o  Total Actual Annual Fund Operating Expenses (after waiver). 0.72%
     (b) The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2002. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2003.
(6)  Federated Capital Appreciation Fund II - Primary Shares.
     (a) Although not contractually obligated to do so, the advisor, distributor and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2002.
            o  Total Waiver and Reimbursements of Fund Expenses .......... 3.47%
            o  Total Actual Annual Fund Operating Expenses (after waivers and reimbursements) ....................................... 0.90%
     (b) The adviser voluntarily waived its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended December 31, 2002.
     (c) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2002. The Fund's Primary Shares has no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending December 31, 2003.
     (d) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2002. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2003.
     (e) The adviser voluntarily reimbursed certain expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.90% for the fiscal year ended December 31, 2002.
(7)  Merrill Lynch Variable Series Funds, Inc. - Class A Shares.
(8)  Neuberger Berman AMT Portfolios - Class I Shares.

Examples

     These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include the applicable withdrawal charge, maximum separate account annual expenses and portfolio fees and expenses.

     The examples assume an initial investment of $10,000 in the policy for the time periods indicated. The examples also assume that the investment has a 5% return each year and assume the maximum separate account expenses and the maximum fees and expenses of the portfolios. Although actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if a policy is surrendered at the end of each time period or (b) if a policy is not surrendered or the policy is annuitized at the end of the applicable time period.

                                                                    Time Periods
                                                                    ------------
                                                                1 Year          3 Years
                                                                ------          -------
American Fidelity Dual Strategy Fund, Inc.(R).........  (a)     1,002.90        1,411.60
                                                        (b)       202.90          626.65
American Century Variable Portfolios
VP Balanced Fund......................................  (a)     1,042.99        1,523,01
                                                        (b)       242.99          747.42

VP Capital Appreciation Fund..........................  (a)     1,052.99        1,550.65
                                                        (b)       252.99          777.39

VP Income & Growth Fund...............................  (a)     1,022.97        1,467.48
                                                        (b)       222.97          687.22

VP Ultra(R) Fund......................................  (a)     1,052.99        1,550.65
                                                        (b)       252.99          777.39

VP International Fund.................................  (a)     1,082.92        1,633.06
                                                        (b)       282.92          866.72

The Dreyfus Socially Responsible Growth Fund, Inc.....  (a)     1,032.98        1,495.29
                                                        (b)       232.98          717.37

Dreyfus Stock Index Fund, Inc.........................  (a)       979.77        1,346.91
                                                        (b)       179.77          556.53

Dreyfus Variable Investment Fund
Growth and Income Portfolio...........................  (a)     1,032.98        1,495.29
                                                        (b)       232.98          717.37

Small Company Stock Portfolio.........................  (a)     1,050.99        1,545.13
                                                        (b)       250.99          771.40

International Value Portfolio.........................  (a)     1,099.84        1,679.42
                                                        (b)       299.84          916.98

Dreyfus Investment Portfolios
Technology Growth Portfolio...........................  (a)     1,041.99        1,520.24
                                                        (b)       241.99          744.42

Federated Insurance Series
Federated Fund For U.S. Government Securities II......  (a)     1,049.99        1,542.37
                                                        (b)       249.99          768.41

Federated Capital Appreciation Fund II................  (a)     1,376.22        2,433.99
                                                        (b)       584.11        1,735.09

Merrill Lynch Variable Series Funds, Inc.
Basic Value V. I. Fund................................  (a)     1,019.96        1,459.12
                                                        (b)       219.96          678.16

Small Cap Value V. I. Fund............................  (a)     1,036.99        1,506.39
                                                        (b)       236.99          729.40

Neuberger Berman Advisers Management Trust
AMT Balanced Portfolio................................  (a)     1,064.97        1,583.70
                                                        (b)       264.97          813.22

AMT Growth Portfolio..................................  (a)     1,048.99        1,539.60
                                                        (b)       248.99          765.41

     We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2002. Except for American Fidelity Dual Strategy Fund, Inc.(R), we did not independently verify the data provided; however, we did prepare the examples.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

                         CONDENSED FINANCIAL INFORMATION

     As of the date of this prospectus, the sale of the 457(b) Group Variable Annuity registered with the SEC had not begun. Accordingly, no condensed financial information is presented.


                        THE 457(b) GROUP VARIABLE ANNUITY

Owning a 457(b) Group Variable Annuity Policy

     The 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by governmental employers pursuant to Section 457(b) of the Internal Revenue Code. American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company. Any present or future employee of the policyholder can become a participant by investing in the policy. Under the policy, American Fidelity Assurance Company promises to pay an income to the participants (or someone else a participant may choose) in the form of annuity payments beginning on a date chosen by the participant. American Fidelity establishes an account for each participant and the account contains values and reflects activity for the participant. The person upon whose life the annuity payments are based is called the annuitant. If the annuitant dies during the accumulation period, American Fidelity will pay a death benefit to a beneficiary.

     Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan. All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.

Naming a Beneficiary

     The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant's death. If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.

Voting Rights

     Although American Fidelity legally owns the underlying portfolios' shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote. When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.

Changes in Policy Terms

     Any changes to the policy must be made in writing and signed by an officer of American Fidelity Assurance Company.

                          ABOUT THE PARTICIPANT ACCOUNT

Purchase Payments

     Money is invested in the policy when purchase payments are made. Purchase payments can only be made during the accumulation period. Except for the initial purchase payment, purchase payments will be credited to a participant's account within one business day of receipt in our office. In accordance with the plan, the amount of a participant's purchase payments may be increased, decreased or changed at any time. All payment allocations must be in whole percentages. Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount. A participant account will not lapse even if no purchase payments are made during a policy year.

     Once we receive a minimum initial purchase payment of $25.00 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days. If we are unable to complete the initial process within five business days, we will either return the money or get permission to keep it until we obtain all of the necessary information. Purchase payments received by 3:00 p.m., Central Time, will receive same day pricing in determining the number of sub-account accumulation units to credit to a participant account.

     American Fidelity allocates purchase payments to each participant's account as instructed by the policyholder, in accordance with the terms of the plan. Subsequent purchase payments will be allocated in the same manner unless we receive other instructions. The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.

Accumulation Units

     In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit. Every purchase payment increases the number of accumulation units in a participant's account. To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments. Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.

     We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly. On each day that the New York Stock Exchange is open, we determine the value of an accumulation unit for each sub-account by multiplying the accumulation unit value for the previous period by a factor for each sub-account for the current period. The factor for each sub-account is determined by:

     o dividing the value of the underlying portfolio share at the end of the current period, including the value of any dividends or gains (or losses) per share for the current period, by the value of an underlying portfolio share for the previous period; and

     o    subtracting   from  that  amount  any   mortality  and  expense  risk,
          administrative and distribution expense charges.

     The value of an accumulation unit relating to any sub-account may go up or down from day to day. If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments. (This is not true if a participant invests solely in the Guaranteed Interest Account.) The value of a participant account also depends on the expenses of the policy and the underlying portfolio.

     When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that portfolio. When a withdrawal is made, the number of accumulation units in the participant account will decrease. For more information about withdrawals, see page 19.

     The  following   example   illustrates  how  we  calculate  the  number  of
accumulation units that should be credited to a participant account when purchase payments are made.

Example

     On Thursday, we receive an additional purchase payment of $100 designated to a participant account. The participant previously allocated 100% of this amount to the Dreyfus Stock Index Fund. When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for the Dreyfus Stock Index Fund is valued at $10.75. To determine the increased value of the participant account, we divide $100 by $10.75 and credit the participant account on Thursday night with 9.30 accumulation units of the Dreyfus Stock Index Fund sub-account.

Suspension of Payments or Transfers

     We may be required to suspend or postpone payments or withdrawals or transfers for any period when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o    trading on the New York Stock Exchange is restricted;

     o an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or

     o during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.

     We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.

                       RECEIVING PAYMENTS FROM THE ANNUITY

Annuity Date

     In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity. We must be notified of the desired annuity date at least 30 days before annuity payments begin.

     The earliest annuity date that may be requested for commencement of a participant's annuity payments is 30 days after a participant's effective date. If the policy is issued pursuant to a qualified plan, the annuitant is generally required to select an annuity date that occurs by April 1 of the calendar year following either the calendar year in which the annuitant retires or the calendar year in which the annuitant turns 70 1/2, whichever comes later (or age 70 1/2 if the policy is issued pursuant to an Individual Retirement Annuity). Otherwise, the annuity date may not be later than the annuitant's 85th birthday or the maximum date permitted under state or federal law, whichever is earlier. This annuity date may be changed by written request any time before the original date, and at least 30 days before the annuity date. Please read the plan for other information related to distributions.

     The duration of a participant's annuity period will impact the amount of the participant's monthly annuity payments. Choosing an early annuity date may increase the duration of a participant's annuity period, which will decrease the amount of the participant's monthly annuity payments.

Selecting an Annuity Option

     Four annuity payment options are available under the policy. In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 days before the annuity date. If an option is based on life expectancy, we will require proof of the payee's date of birth.

     As permitted by the plan, one of the following annuity options may be chosen. If no annuity option is selected, we will make 120 monthly annuity payments over 10 years in accordance with Option 2 below. We may make other annuity options available from time to time. After annuity payments begin, the annuity option cannot be changed.

OPTION 1           Lifetime Only              We  will  make  monthly  payments
                   Annuity               during the life of the  annuitant.  If
                                         this option is elected,  payments will
                                         stop when the annuitant dies.

OPTION 2           Lifetime Annuity           We will make monthly payments for
                   with Guaranteed       the guaranteed  period selected during
                   Periods               the  life of the  annuitant.  When the
                                         annuitant dies, any amounts  remaining
                                         under the guaranteed  period  selected
                                         will be distributed to the beneficiary
                                         at least as rapidly as they were being
                                         paid as of the date of the annuitant's
                                         death. The guaranteed period may be 10
                                         years or 20 years.

OPTION 3           Joint and Survivor         We  will  make  monthly  payments
                   Annuity               during  the  joint   lifetime  of  the
                                         annuitant   and  a  joint   annuitant,
                                         usually  husband  and  wife.  Payments
                                         will  continue  during the lifetime of
                                         the  survivor  of those two people and
                                         will be computed on the basis of 100%,
                                         66   2/3%   or  50%  of  the   annuity
                                         payment in effect originally.

                                              If a reduced  payment  of 66 2/3%
                                         or 50% to the  surviving  annuitant is
                                         selected,  fixed annuity payments will
                                         be  equal  to  66  2/3%  or  50%,   as
                                         applicable,   of  the  fixed   annuity
                                         payment  during the period  while both
                                         annuitants    were    still    living.
                                         Generally,  when an annuity  option is
                                         based on two lives instead of one, the
                                         amount of the monthly  annuity  income
                                         is less  during the joint  lifetime of
                                         the   annuitants   than  it  would  be
                                         otherwise.

OPTION 4           Period Certain             We will make monthly payments for
                                         a  specified  period.   The  specified
                                         period  must be at  least 5 years  and
                                         cannot be more than 30 years.

Annuity Payments

     Annuity payments are paid in monthly installments and will be paid on a fixed basis only. The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due. The participant's adjusted account value will be applied to the applicable annuity table based on the annuity option selected. The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied. The guaranteed interest rate on all options is 3% compounded annually. We may suspend, defer or postpone annuity payments as described on page 11.

                               INVESTMENT OPTIONS

     When purchase payments are made in connection with the 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to our Guaranteed Interest Account, any one or more of Separate Account C's sub-accounts, or both. Each of the sub-accounts corresponds with one of the portfolios listed below. Additional sub-accounts may be available in the future.

---------------------------------------------------- -------------------------------- ----------------------------------------------
                       NAME                                      TYPE OF                           INVESTMENT ADVISOR/
                                                            PORTFOLIO COMPANY                          SUB-ADVISOR
---------------------------------------------------- -------------------------------- ----------------------------------------------
American Fidelity Dual Strategy Fund, Inc.(R)        Open-end, diversified,           Advisor:  American Fidelity Assurance Company
(Call 800-662-1106 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisors:  Seneca Capital Management LLC
                                                                                      and Todd Investment Advisors, Inc.
---------------------------------------------------- -------------------------------- ----------------------------------------------
American Century(R) Variable Portfolios              Open-end, management             Advisor:  American Century Investment
Portfolios available under AFAdvantage Variable      investment company offering      Management, Inc.
Annuity(R) policy:                                   one or more portfolios
o        VP Balanced Fund                            available under the 457(b)       Sub-Advisor:  None
o        VP Capital Appreciation Fund                Group Variable Annuity.
o        VP Income & Growth Fund
o        VP Ultra(R) Fund
o        VP International Fund
(Call 800-345-6488 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.   Open-end, diversified,           Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  management investment company
                                                                                      Sub-Advisor:  NCM Capital Management Group,
                                                                                      Inc.
---------------------------------------------------- -------------------------------- ----------------------------------------------
Dreyfus Stock Index Fund, Inc.                       Open-end management investment   Advisor:  The Dreyfus Corporation
(Call 800-554-4611 to request portfolio prospectus)  company
                                                                                      Index Fund Manager:  Mellon Equity Associates
                                                                                      (affiliate of The Dreyfus Corporation)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Dreyfus Variable Investment Fund                     Open-end, management             Advisor:  The Dreyfus Corporation
Portfolios available under AFAdvantage Variable      investment company offering
Annuity(R) policy:                                   one or more portfolios           Sub-Advisor:  None
o        Growth and Income Portfolio                 available under the 457(b)
o        Small Company Stock Portfolio               Group Variable Annuity.
o        International Value Portfolio
(Call 800-554-4611 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Dreyfus Investment Portfolios                        Open-end, management             Advisor:  The Dreyfus Corporation
Portfolio available under AFAdvantage Variable       investment company offering
Annuity(R) policy:                                   one or more portfolios           Sub-Advisor:  None
o        Technology Growth Portfolio                 available under the 457(b)
(Call 800-554-4611 to portfolio prospectus)          Group Variable Annuity.
---------------------------------------------------- -------------------------------- ----------------------------------------------
Federated Insurance Series                           Open-end, management investment  Advisor:  Federated Investment Management
o        Federated Fund For U.S. Government          company offering one or more     Company
            Securities II                            portfolios available under the
o Federated Capital Appreciation Fund II             457(b) Group Variable Annuity.   Sub-Advisor:  None
(Call 800-341-7400 to request portfolio prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Merrill Lynch Variable Series Funds, Inc.            Open-end, management             Advisor:  Merrill Lynch Investment Managers,
Portfolios available under AFAdvantage Variable      investment company offering      L.P.
Annuity(R) policy:                                   one or more separate funds
o        Basic Value V. I. Fund                      available under the 457(b)       Sub-Advisor:  None
o        Small Cap Value V. I. Fund                  Group Variable Annuity.
(Call 800-MER-FUND (637-3863) to request portfolio
prospectus)
---------------------------------------------------- -------------------------------- ----------------------------------------------
Neuberger Berman Advisers Management Trust           Open-end diversified             Advisor:  Neuberger Berman Management, Inc.
o        AMT Balanced Portfolio                      management investment company
o        AMT Growth Portfolio                        offering one or more             Sub-Advisor:  Neuberger Berman, L.L.C.
(Call 800-877-9700 to request portfolio prospectus)  portfolios available under the
                                                     457(b) Group Variable
                                                     Annuity.
---------------------------------------------------- -------------------------------- ----------------------------------------------

     Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated. None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you. Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken. If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company. An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets which could adversely affect such portfolio's net asset value per share.

     You should read the prospectuses for the portfolios carefully before investing. The prospectuses contain detailed information about the eligible portfolios, including information about deductions from and expenses paid out of the assets of the portfolios You may get copies of the prospectuses of the portfolios by calling the telephone numbers in the table on the previous page. You may also request a copy of the Statement of Additional Information of any of the portfolios by calling the telephone numbers above, or by contacting us at the address and phone number on the cover of this prospectus.

     Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions. The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Substitution

     At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the 457(b) Group Variable Annuity. If we decide to make a substitution, we will give you notice of our intention.

Transfers

     Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated. We reserve the right to limit the number of transfers that may be made. All asset transfers made in any one day count as one transfer. We will not be liable for transfers made at a participant's or a policyholder's direction. All transfers must be in whole percentages. Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action..

Automatic Dollar Cost Averaging

     Automatic dollar cost averaging allows a participant to transfer an established amount of money each quarter from one investment option to another. The minimum amount that may be transferred from an investment option in this way is $500. Only one investment option can be used as the source of a transfer. By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations. Automatic dollar cost averaging is only available during the accumulation period.

     If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

Asset Rebalancing

     After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift. At the participant's direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations. If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year. Asset rebalancing is only available in the accumulation period.

     If you participate in asset rebalancing, the transfers made under the program are taken into account in determining any transfer fee; however, no other fees are charged.

                                    EXPENSES

     Charges and expenses that exist in connection with the 457(b) Group Variable Annuity will reduce a participant's investment return. You should carefully read this section for information about these expenses.

Insurance Charges

     We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account. We deduct the insurance charges when we calculate the value of the accumulation units. The insurance charges include:

     o    mortality and expense risk;

     o    administrative expense; and

     o    distribution expense.

     Mortality and Expense Risk Charge. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted. This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses, related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

     Administrative Charge. The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio. This charge is for all the expenses associated with the policy's administration. Some examples of these expenses include: preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees and computer and systems costs.

     Distribution Expense Charge. The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted. We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio. This charge compensates us for the costs associated with distributing the policies.

Withdrawal Charge

     Any withdrawals made may be subject to a withdrawal charge. The withdrawal charge compensates us for expenses associated with selling the 457(b) Group Variable Annuity. The withdrawal charge is a percentage of the amount withdrawn, as shown in the Fee Table on page 3. We calculate the withdrawal charge at the time of each withdrawal. The withdrawal charge will never exceed 8% of the total purchase payments. No withdrawal charge will be applied when a death benefit is paid.

Portfolio Company Expenses

     In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolio companies. These deductions and expenses are described in the prospectuses for those companies.

Taxes

     If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy. Some of these taxes are due when the policy is issued; others are due when your annuity payments begin. We pay any premium taxes when they become payable to the states. Premium taxes generally range from 0% to 4.0%, depending on the state.

     We will also deduct from the policy any income taxes which we incur as a result of the policy. Currently, we are not making any such deductions.

                                   WITHDRAWALS

     If a policyholder's plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments. After we begin making annuity payments, no withdrawals or redemptions may be made.

     Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan. The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal. The withdrawal charge, if applicable, and any taxes due will be deducted from the amount withdrawn before the participant receives it. We will deduct an equal dollar amount of the money withdrawn pro-rata from each of the participant's investment options. If a participant does not want the withdrawal to come from each of his or her investment options equally, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept. We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100. We will mail any payment within seven days of receiving an acceptable request for withdrawal unless the payment is suspended, deferred or postponed, as described on page 11. Income taxes and certain restrictions may apply to any withdrawal you make.

     A withdrawal is a redemption of accumulation units. If accumulation units are redeemed, the number of accumulation units in a participant's account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request. A participant's request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.

     Payments for accumulation units redeemed are made within seven business days after we receive a properly tendered request; however, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared. Additionally, we may suspend, defer or delay payments as described on page 11.

                              DEATH BENEFIT AMOUNT

     The death benefit amount will be paid within seven days of receipt of proof of death and proper written instructions, unless we suspend, defer or postpone payments as described on page 11.

Death of Participant Before the Annuity Date

     If a participant dies prior to the annuity date, the death benefit will be the greater of: (1) the participant's purchase payments, less any withdrawals and withdrawal charges, or (2) the participant's account value, adjusted for taxes determined as of the valuation period during which we receive both due proof of death and an election for the payment period.

Death of Annuitant After the Annuity Date

     If an annuitant dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant's death.

                     CALCULATION OF PERFORMANCE INFORMATION

     We may periodically advertise performance based on the historical performance of the underlying portfolios. Upon Separate Account C's registration statement becoming effective with the Securities and Exchange Commission, any performance advertisements will include quotations of average annual total return (with withdrawal charges), calculated in accordance with standard methods prescribed by the rules of the Securities and Exchange Commission, to facilitate comparison with average annual total return advertised by other variable annuity separate accounts.

     Average annual total return (with withdrawal charges) advertised for a specific period is found by (1) first taking a hypothetical $1,000 investment in a sub-account on the first day of the period at the offering price, which is the accumulation unit value, and (2) computing the redeemable value of that investment at the end of the period. The average annual total return (T) is computed by equating the ending redeemable value (ERV) with the initial hypothetical $1,000 investment (P) over a period of years (n) according to the following formula: ERV = P (1+T)n.

     Upon becoming available, average annual total return (with withdrawal charges) will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The average annual total return information will be based on calendar quarters and will cover at least periods of one, five and ten years, or a period covering the time the underlying portfolio has been in existence since the effective date of Separate Account C's registration statement. Because Separate Account C is newly registered and the Separate Account C sub-accounts are new and do not have performance history, no average annual total return (with withdrawal charges) is shown at this time.

     Generally, average annual total return (with withdrawal charges) reflects the expenses of the underlying portfolio, a charge for mortality and expense risk, distribution expense and administrative services. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

     In accordance with SEC rules, we may also advertise average annual total return information without reflecting withdrawal charges. Average annual total return without withdrawal charges may be for periods other than those required to be presented for, or may otherwise differ from, average annual total return with withdrawal charges. Although we calculate average annual total return with and without withdrawal charges in the same manner, results that do not reflect withdrawal charges will generally be higher than results that include withdrawal charges.

     Total return quotations are based upon historical earnings and will fluctuate. Past performance does not guarantee future results. Factors affecting the performance of a portfolio include general market conditions, operating expenses and investment management. The value of a participant account upon a withdrawal may be more or less than the purchase payments made to the participant account.

     When we advertise performance for periods that precede a portfolio's inclusion in Separate Account C, we base performance on the historical performance of the portfolio, modified to reflect the charges and expenses of the 457(b) Group Variable Annuity. Accordingly, we evaluate a portfolio's performance as if the portfolio was an eligible investment option in Separate Account C during the period stated in the advertisement. These figures should not be interpreted to reflect actual historic performance. Performance will also include the actual performance since addition of the portfolio to the separate account.

     We have included additional information about calculating performance in the Statement of Additional Information.

                                      TAXES

     The following general tax discussion is not intended as tax advice. Participants should consult their own tax advisors about their circumstances. We have included additional information regarding taxes in the Statement of Additional Information.

Tax Treatment of Distributions

     The rules of the Internal Revenue Code of 1986, as amended (the "Code"), which relate to an eligible deferred compensation plan under Section 457(b) of the Code generally provide that a participant will not be taxed on any increase in the value of the participant account until a distribution occurs. Taxes will be due on the amount of any distribution as it is paid to you. If the distribution is an "eligible rollover distribution," we are required to withhold 20% of the distribution for federal income tax purposes unless a direct rollover to an eligible retirement plan is elected. You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.

Distributions

     The Code limits distributions from a 457(b) plan. Distributions can only be made when a participant:

     o    reaches age 70-1/2;

     o    leaves his/her job;

     o    dies; or

     o    is faced with an "unforeseeable emergency" (as defined in the plan).

     Distributions required to be made from a participant account must meet certain rules concerning required distributions that are set forth in the Code. When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

Diversification

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.

     Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity, would be considered the owner of the shares of the portfolios. If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

                                OTHER INFORMATION

American Fidelity Assurance Company

     We are an Oklahoma stock life insurance company organized in 1960. We are licensed to conduct life, annuity and accident and health insurance business in forty-nine states and the District of Columbia.

     Our office is located at 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. We have been a wholly-owned subsidiary of American Fidelity Corporation since 1974. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership. The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Separate Account C

     We established Separate Account C under Oklahoma insurance law on June 4, 2002 to hold the assets that underlie the 457(b) Group Variable Annuity. Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into 18 sub-accounts.

     We hold Separate Account C's assets in our name on behalf of Separate Account C, and those assets legally belong to us. Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct. All of the income, gains and losses (realized or unrealized) that result from the separate account's assets are credited to or charged against Separate Account C without regard to our other income, gains and losses. We are obligated to pay all benefits and make all payments under the 457(b) Group Variable Annuity.

Underwriter

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The principal business address of American Fidelity Securities, Inc. is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

Legal Proceedings

     There are no pending material legal proceedings affecting us, Separate Account C or American Fidelity Securities, Inc.

Financial Statements

     Our financial statements and Separate Account C's financial statements are included in our Statement of Additional Information. The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
                                                                          Page
                                                                          ----

General Information and History of American Fidelity Assurance Company....   1
Calculation of Performance Data...........................................   2
Federal Tax Status........................................................   6
Fixed Annuity Payout......................................................   9
Legal Opinions............................................................   9
Underwriter...............................................................   9
Custodian and Independent Accountants.....................................   9
Financial Statements......................................................   9

------------------------                                       PLACE
------------------------                                       STAMP
------------------------                                        HERE




                         American Fidelity Assurance Company
                         P.O. Box 25520
                         Oklahoma City, OK  73125-0520



                         Attention:  Annuity Services Department

Please send me the Statement of Additional Information for the following:


[ ]  457(b) Group Variable Annuity        [ ]  Dreyfus Variable Investment Fund
[ ]  American Fidelity Dual Strategy      [ ]  Dreyfus Investment Portfolios
     Fund, Inc.(R)
[ ]  American Century(R) Variable         [ ]  Federated Insurance Series
     Portfolios
[ ]  The Dreyfus Socially Responsible     [ ]  Merrill Lynch Variable Series
     Growth Fund, Inc.                         Funds, Inc.
[ ]  Dreyfus Stock Index Fund, Inc.       [ ]  Neuberger Berman Advisers
                                               Management Trust

Name    ________________________________________________________________
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                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                   July 1, 2003


     This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated July 1, 2003 for the 457(b) Group Variable Annuity.

     The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus,

         write to us at:                call us at:           e-mail us at:

         P.O. Box 25520               (800) 662-1106       va.help@af-group.com
Oklahoma City, Oklahoma 73125-0520

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                  July 1, 2003


                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----

General Information and History of American Fidelity Assurance Company...   1
Calculation of Performance Data..........................................   2
Federal Tax Status.......................................................   6
Fixed Annuity Payout.....................................................   9
Legal Opinions...........................................................   9
Underwriter..............................................................   9
Custodian and Independent Accountants....................................   9
Financial Statements.....................................................   9

                          457(b) Group Variable Annuity

                                    issued by

                      American Fidelity Separate Account C

                                       and

                       American Fidelity Assurance Company


                       STATEMENT OF ADDITIONAL INFORMATION
                                  July 1, 2003


================================================================================


                       GENERAL INFORMATION AND HISTORY OF
                       AMERICAN FIDELITY ASSURANCE COMPANY

     American Fidelity Assurance Company was organized in Oklahoma in 1960. Neither the sales of variable annuity policies nor the sales of any other insurance product by American Fidelity Assurance Company have ever been suspended by any state where we have done or are presently doing business.

     American Fidelity Assurance Company is a wholly-owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership. William M. Cameron, an individual, and Lynda L. Cameron, an individual, each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.

                         CALCULATION OF PERFORMANCE DATA

     From time to time, American Fidelity Assurance Company may advertise performance data as described in the prospectus. Upon Separate Account C's registration statement becoming effective with the SEC, any performance advertising will include quotations of average annual total return (with withdrawal charges), calculated in accordance with standard methods prescribed by the rules of the Securities and Exchange Commission, to facilitate comparison with average annual total return advertised by other variable annuity separate accounts. Average annual total return (with withdrawal charges) advertised for a specific period is found by first taking a hypothetical $1,000 investment in a portfolio on the first day of the period at the offering price, which is the accumulation unit value per unit, and computing the ending redeemable value of that investment at the end of the period. The average annual total return (T) is computed by equating the ending redeemable value (ERV) with the initial hypothetical $1,000 investment (P) over a period of years (n) according to the following formula: ERV = P (1+T)n.

     Generally, average annual total return (with withdrawal charges) reflects the expenses of the underlying portfolio, the deduction of the separate account fees for mortality and expense risk, distribution expense and administrative services. The redeemable value also reflects the effect of any applicable withdrawal fee that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

     In accordance with SEC rules, average annual total return (without withdrawal charges) may also be advertised. Average annual total return (without withdrawal charges) is calculated the same way as average annual total return (with withdrawal charges) except the results do not reflect the deduction of any withdrawal charge.

     Upon becoming available, average annual total return quotations (with withdrawal charges) will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Average annual total return (with withdrawal charges) will be based on calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying portfolio has been in existence since the effective date of Separate Account C's registration statement. Because Separate Account C is newly registered and the Separate Account C sub-accounts are new and do not have performance history, the total return data discussed in Chart 2 below is derived from the performance of the portfolios underlying the sub-accounts, modified to reflect the charges and expenses that would be applicable if Separate Account C's sub-accounts had been in existence during the time periods set forth in the chart.

     Quotations of average annual total return (with and without withdrawal charges) are based upon historical earnings and will fluctuate. Past performance does not guarantee future results. Factors affecting the performance of a portfolio include general market conditions, operating expenses and investment management. The value of a participant account upon a withdrawal may be more or less than the purchase payments paid into the participant account.

Performance Information

     The accumulation units of Separate Account C have a limited performance history despite the fact that some of the portfolios available as eligible investment options have been in existence for a longer period of time than Separate Account C and have a longer history of investment performance.

     In order to demonstrate how the historical investment experience of the portfolios affects accumulation unit values, the following performance information was developed. The information in Chart 2 is based upon the historical experience of the portfolios and is for the periods shown. All calculations reflect the deduction of insurance charges and all of the expenses of the portfolio. Because Separate Account C is newly registered, performance information that reflects the deduction of the withdrawal charge is not available in this Statement of Additional Information; accordingly, Chart 1 does not contain any performance information. Chart 2 provides performance information without the withdrawal charge deduction.

     ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from the examples shown below. Chart 2 shows the average annual total return (without withdrawal charges) of the accumulation units calculated for a specified period of time assuming an initial purchase payment of $1,000 allocated to each portfolio and a deduction of all charges and expenses (see "Expenses" in the Prospectus). The performance figures in Chart 2 also reflect the actual fees and expenses paid by each portfolio. The calculation does not reflect the deduction of any premium taxes.

CHART 1 - AVERAGE ANNUAL TOTAL RETURN  (with withdrawal charges)(1)

                                                                                          DATE SUB-ACCOUNT
                                                                              SINCE           BECAME
                                                                           INCLUSION IN    AVAILABLE AS        PORTFOLIO
                                                                             SEPARATE       INVESTMENT         INCEPTION
                                        1 YEAR   5 YEARS    TEN YEARS        ACCOUNT         OPTION(2)            DATE
                                        ------   -------    ---------        -------         ---------            ----
American Fidelity Dual Strategy Fund,
Inc.(R)                                N/A       N/A        N/A           N/A               July 1, 2003         01/01/70
American Century Variable Portfolios
      VP Balanced Fund                 N/A       N/A        N/A           N/A               July 1, 2003         05/01/91
      VP Capital Appreciation Fund     N/A       N/A        N/A           N/A               July 1, 2003         11/20/87
      VP Income & Growth Fund          N/A       N/A        N/A           N/A               July 1, 2003         10/30/97
      VP Ultra Fund                    N/A       N/A        N/A           N/A               July 1, 2003         05/01/01
      VP International Fund            N/A       N/A        N/A           N/A               July 1, 2003         05/01/94
The Dreyfus Socially Responsible
      Growth Fund, Inc.                N/A       N/A        N/A           N/A               July 1, 2003         10/07/93
Dreyfus Stock Index Fund               N/A       N/A        N/A           N/A               July 1, 2003         09/29/89
Dreyfus Variable Investment Fund
      Growth and Income Portfolio      N/A       N/A        N/A           N/A               July 1, 2003         05/02/94
      Small Company Stock Portfolio    N/A       N/A        N/A           N/A               July 1, 2003         05/01/96
      International Value Portfolio    N/A       N/A        N/A           N/A               July 1, 2003         05/01/96
Dreyfus Investment Portfolios
      Technology Growth Portfolio      N/A       N/A        N/A           N/A               July 1, 2003         08/31/99
Federated Insurance Series
      Federated Fund For U.S. Government
      Securities II                     N/A      N/A        N/A           N/A               July 1, 2003         03/01/94
      Federated Capital Appreciation
      Fund II                           N/A      N/A        N/A           N/A               July 1, 2003         06/16/00
Merrill Lynch Variable Series Funds, Inc.
      Basic Value V. I. Fund            N/A      N/A        N/A           N/A               July 1, 2003         07/01/93
      Small Cap Value V. I. Fund        N/A      N/A        N/A           N/A               July 1, 2003         04/20/82
Neuberger Berman Advisers Management
     Trust
          AMT Balanced Portfolio        N/A      N/A        N/A           N/A               July 1, 2003         02/28/89
          AMT Growth Portfolio          N/A      N/A        N/A           N/A               July 1, 2003         09/10/84
---------------

(1)  In accordance with the SEC's rules,  no standardized  performance  information  will exist until Separate  Account C's registration statement has been effective for a period of at least one year.
(2)  Sub-accounts  available  as  investment  options  offered  by  Separate  Account C since  May 2003 have been  eligible investment options since the date on which Separate Account C's registration statement became effective with the SEC.

CHART 2 - AVERAGE ANNUAL TOTAL RETURN  (without withdrawal charges)

                                                                                                         DATE SUB-
                                                                                                          ACCOUNT
                                                                                          SINCE           BECAME
                                                                       10 YEARS OR     INCLUSION IN     AVAILABLE AS     PORTFOLIO
                                                                     SINCE PORTFOLIO    SEPARATE         INVESTMENT      INCEPTION
                                                1 YEAR    5 YEARS       INCEPTION       ACCOUNT(1)        OPTION(2)        DATE
                                                ------    -------       ---------       ----------        ---------        ----
American Fidelity Dual Strategy Fund, Inc.(R)  -26.17%    -1.50%          6.86%           N/A           July 1, 2003    01/01/70
American Century(R) Variable Portfolios
               VP Balanced Fund                -10.91%     0.08%          4.73%           N/A           July 1, 2003    05/01/91
               VP Capital Appreciation Fund    -22.37%    -1.59%          1.25%           N/A           July 1, 2003    11/20/87
               VP Income & Growth Fund         -20.58%    -1.71%         -0.26%           N/A           July 1, 2003    10/30/97
               VP Ultra(R) Fund                -23.86%       N/A        -17.97%           N/A           July 1, 2003    05/01/01
               VP International Fund           -21.56%    -3.25%          1.74%           N/A           July 1, 2003    05/01/94
The Dreyfus Socially Responsible Growth
     Fund, Inc.                                -30.00%    -5.24%          5.48%           N/A           July 1, 2003    10/07/93
Dreyfus Stock Index Fund, Inc.                 -23.52%    -2.36%          7.30%           N/A           July 1, 2003    09/29/89
Dreyfus Variable Investment Fund
               Growth and Income Portfolio     -26.44%    -3.89%          6.61%           N/A           July 1, 2003    05/02/94
               Small Company Stock Portfolio   -20.91%    -3.71%          1.00%           N/A           July 1, 2003    05/01/96
               International Value Portfolio   -13.53%    -1.11%          0.55%           N/A           July 1, 2003    05/01/96
Dreyfus Investment Portfolios
               Technology Growth Portfolio     -40.32%       N/A        -21.91%           N/A           July 1, 2003    08/31/99
Federated Insurance Series
               Federated Fund For U.S.
               Government Securities II          7.42%     5.16%          4.97%           N/A           July 1, 2003    03/01/94
               Federated Capital
               Appreciation Fund II            -24.10%       N/A        -28.51%           N/A           July 1, 2003    06/16/00
Merrill Lynch Variable Series Funds, Inc.
               Basic Value V. I. Fund          -18.99%     3.50%          9.02%           N/A           July 1, 2003    07/01/93
               Small Cap Value V. I. Fund      -24.90%     5.74%          8.97%           N/A           July 1, 2003    04/20/82
Neuberger Berman Advisers Management Trust
               AMT Balanced Portfolio          -18.39%    -0.97%          3.69%           N/A           July 1, 2003    02/28/89
               AMT Growth Portfolio            -32.19%    -7.35%          1.77%           N/A           July 1, 2003    09/10/84
---------------

(1)  As of the date of this Statement of Additional Information, no data is available due to the fact that the sub-accounts have been included in the separate account only since the date of this document.
(2)  Sub-accounts  available  as  investment  options  offered  by  Separate  Account C since  May 2003 have been  eligible investment options since the date on which Separate Account C's registration statement became effective with the SEC.

                               FEDERAL TAX STATUS

     NOTE: The following description is based upon American Fidelity Assurance Company's understanding of current federal income tax law applicable to annuities in general. American Fidelity Assurance Company cannot predict the probability that any changes in such laws will be made. You are cautioned to seek competent tax advice regarding the possibility of such changes. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

     American Fidelity Assurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, Separate Account C is not a separate entity from American Fidelity Assurance Company, and its operations form a part of American Fidelity Assurance Company.

Diversification

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued regulations (Treas. Reg. ss. 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.

     The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account C will cause the owner to be treated as the owner of the assets of Separate Account C, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account C resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account C.

     Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

Section 457(b) Plan Federal Tax Status

     Section 457 of the Internal Revenue Code of 1986, as amended (the "Code") allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax unless the distribution is rolled over to a qualified retirement plan, a Section 403(b) plan, a traditional IRA or another governmental Section 457 plan in a direct rollover. You should seek competent advice about the tax consequences of any distributions.

Income Tax Withholding

     All distributions from plans that meet the requirements of Section 457 of the Code and are sponsored by governmental employers are includible in the gross income of the participant and will be subject to federal income tax withholding pursuant to Section 3405 of the Code. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the participant, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Participants who elect not to have withholding made or who elect to have withholding done at a different rate are liable for payment of federal income tax on the distribution. Participants may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

     There is a mandatory 20% withholding for distributions that are eligible for rollover to qualified retirement plans, Section 403(b) plans, traditional IRAs, and governmental Section 457 plans but that are not directly rolled over. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; (b) distributions which are required minimum distributions; or (c) distributions made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department. A distribution including a rollover that is not a direct rollover will require the 20% withholding and any withheld amount not added back in the rollover will be taxable income. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise under withheld or short on estimated taxes for that year. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Penalty Tax on Distributions

     Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the 457(b) Group Variable Annuity to the extent attributable to a rollover from a qualified plan, an IRA or a 403(b) plan if received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy or other exceptions which may apply.

Required Distributions

     Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the participant attains the age of 70-1/2 or the calendar year in which the participate retires. When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year. Certain other mandatory distribution rules apply upon the death of the participant.

Special Rules for Distributions that are Rolled Over

     Special rules apply to a distribution from a governmental ss. 457 plan if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     o To a traditional individual retirement arrangement under Section 408 of the Code;

     o    To a qualified retirement plan;

     o    To a Section 403(b) plan; or

     o    To another governmental Section 457(b) plan.

     These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a governmental 457(b) plan will be an eligible rollover distribution EXCEPT to the extent:

     o It represents the return of "after-tax" contributions or is not otherwise includable in income (unless the distribution is rolled over to a traditional individual retirement arrangement under Section 408 of the Code, a Corporate Pension Profit-Sharing/401(k) or H.R. 10 Plan and certain requirements are met);

     o It is part of a series of payments made for the taxpayer's life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary under the plan or for a period of more than ten years;

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below; or

     o    It is made from a Plan by reason of a hardship.

     Required  minimum   distributions   under  Section  401(a)(9)  include  the
following required payments:

     o Required payments for the later of the calendar year in which the taxpayer reaches age 70-1/2;

     o The calendar year the taxpayer terminates employment with the employer or for any later calendar year; or

     o    The occurrence of an unforeseeable emergency.

     The administrator of the governmental Section 457(b) plan should provide additional information about these rollover tax rules when a distribution is made.

Required Distributions

     Distributions from a policy issued pursuant to a Section 457(b) Plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70-1/2; and

     o When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.

     In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer's death. The applicable plan documents will contain such rules.

                              FIXED ANNUITY PAYOUT

     The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected. The fixed annuity provides an annual guaranteed interest rate on all annuity options. American Fidelity Assurance Company may pay or credit excess interest on a fixed annuity at its discretion.

                                 LEGAL OPINIONS

     McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

                                   UNDERWRITER

     American Fidelity Securities, Inc., a wholly-owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies. The policies are offered on a continuous basis. The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2002 was $3.00.

                      CUSTODIAN AND INDEPENDENT ACCOUNTANTS

     The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer, American Fidelity Assurance Company, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.

     The financial statements of American Fidelity Separate Account C included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as set forth in its report appearing below. KPMG LLP's address is 700 Oklahoma Tower, Oklahoma City, Oklahoma 73102.

                              FINANCIAL STATEMENTS

     Following are the financial statements of Separate Account C and American Fidelity Assurance Company. The financial statements of American Fidelity Assurance Company, should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies.


                      AMERICAN FIDELITY SEPARATE ACCOUNT C

                              Financial Statements

                                December 31, 2002

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report


Board of Directors
American Fidelity Assurance Company, and
Contract Owners
American Fidelity Separate Account C:


We have audited the accompanying statements of assets and liabilities of the Socially Responsible Growth, Stock Index, Growth and Income, Small Company
Stock, International Value, Small Cap Value Focus (formerly Special Value Focus), Basic Value Focus, VP Balanced, VP Income and Growth, VP Ultra, VP International, Dual Strategy Fund, U.S. Government, Capital Appreciation, AMT Balanced, and AMT Liquid segregated subaccounts of American Fidelity Separate Account C as of December 31, 2002, and the related statements of operations, statements of changes in net assets, and financial highlights from inception (September 2, 2002) through December 31, 2002. These financial statements and financial highlights are the responsibility of Account C's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2002 were verified by confirmation with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account C as of December 31, 2002, and the results of their operations, changes in their net assets, and financial highlights from inception (September 2, 2002) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.



                                             /s/ KPMG LLP


Oklahoma City, Oklahoma
January 17, 2003

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                 Statements of Assets and Liabilities
                                                          December 31, 2002
                                                                                      Segregated Subaccounts
                                                                --------------------------------------------------------------------
                                                                  Socially                   Growth          Small
                                                                Responsible      Stock        and           Company    International
                                                                  Growth         Index       Income          Stock         Value
                                                                -----------   -----------  ------------   -----------   ------------
Investments:
    Dreyfus Socially Responsible Growth Fund, Inc. (29 shares
       at net asset value of $18.90 per share) (cost $554)      $      540
    Dreyfus Stock Index Fund (266 shares at net asset value
       of $22.47 per share) (cost $6,129)                                           5,975
    Dreyfus Variable Investment Funds:
       Growth and Income Portfolio (55 shares at net asset
         value of $16.06 per share) (cost $920)                                                     888
       Small Company Stock Portfolio (46 shares at net asset
         value of $14.25 per share) (cost $676)                                                                  659
       International Value Portfolio (90 shares at net asset
         value of $10.04 per share) (cost $930)                                                                               907
                                                                -----------   ------------  ------------   ----------   ----------
               Total assets                                            540          5,975           888          659          907
               Total liabilities                                         1             10             1            1            1
                                                                -----------   ------------  ------------   ----------   ----------
Net assets                                                      $      539          5,965           887          658          906
                                                                ===========   ============  ============   ==========   ==========
Accumulation units outstanding                                         55.0          596.0          88.6         67.4         95.5
Net asset value per unit                                        $     9.799         10.008        10.016        9.766        9.485

See accompanying notes to financial statements.

                                    AMERICAN FIDELITY SEPARATE ACCOUNT C
                                    Statements of Assets and Liabilities
                                              December 31, 2002
                                                                                   Segregated Subaccounts
                                                                                  -------------------------
                                                                                    Small Cap      Basic
                                                                                      Value        Value
                                                                                      Focus        Focus
                                                                                    ----------   ---------
Investments:
    Merrill Lynch Variable Series Funds:
       Small Cap Value Focus Fund, formerly
         Special Value Focus Fund  (340 shares at
            net asset value of $18.09 per share) (cost $6,356)                      $   6,152
       Basic Value Focus Fund (209 shares at net
         asset value of $10.85 per share) (cost $2,279)                                              2,273
                                                                                    ---------   ----------
               Total assets                                                             6,152        2,273
               Total liabilities                                                            9            4
                                                                                    ---------   ----------
Net assets                                                                          $   6,143        2,269
                                                                                    =========   ==========
Accumulation units outstanding                                                          611.9        217.7
Net asset value per unit                                                            $  10.040       10.421

See accompanying notes to financial statements.

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                 Statements of Assets and Liabilities
                                                          December 31, 2002
                                                                                        Segregated Subaccounts
                                                                  ------------------------------------------------------------------
                                                                                     VP                                     Dual
                                                                      VP         Income and       VP            VP        Strategy
                                                                   Balanced        Growth        Ultra     International    Fund
                                                                  -----------    -----------   ----------  -------------  ---------
Investments:
    American Century Variable Portfolios:
       VP Balanced (170 shares at net asset
         value of $5.81 per share) (cost $1,000)                  $    990
       VP Income and Growth (84 shares at net asset
         value of $5.16 per share) (cost $450)                                       434
       VP Ultra (58 shares at net asset value of
         $7.35 per share) (cost $451)                                                             430
       VP International Value (105 shares at net asset
         value of $5.21) (cost $563)                                                                           548
    American Fidelity Dual Strategy Fund, Inc. (377 shares at
       net asset value of $7.62) (cost $2,932)                                                                             2,871
                                                                   -----------   -----------   ----------  -----------   -----------
               Total assets                                            990           434          430          548         2,871
               Total liabilities                                         2           --             1            1             4
                                                                   -----------   -----------   ----------  -----------   -----------
Net assets                                                        $    988           434          429          547         2,867
                                                                   ===========   ===========   ==========  ===========   ===========
Accumulation units outstanding                                         99.8          45.1         45.0         56.2         293.5
Net asset value per unit                                          $   9.997         9.633        9.542        9.728         9.768

See accompanying notes to financial statements.

                                                 Statements of Assets and Liabilities
                                                          December 31, 2002
                                                                                               Segregated Subaccounts
                                                                                    ------------------------------------------------

                                                                                       U.S.         Capital       AMT       AMT
                                                                                    Government   Appreciation   Balanced   Liquid
                                                                                    ----------   ------------   --------   ---------
Investments:
    Federated Insurance Series Trust:
       Federated Fund for U.S. Government Securities II (378 shares at net
         asset value of $11.98 per share) (cost $4,480)                               $ 4,527
       Federated Fund Capital Appreciation Fund II
         (98 shares at net asset value of $4.43) (cost $450)                                          435
    Neuberger Berman Advisers Management Trust:
       AMT Balanced Portfolio (19 shares at net asset value of $7.81 per share)
         (cost $156)                                                                                              152
       AMT Liquid Asset Portfolio (1,059 shares at net asset value of $1 per share)
         (cost $1,059)                                                                                                      1,059
                                                                                       ----------  ----------  ----------  ---------
               Total assets                                                             4,527         435         152       1,059
               Total liabilities                                                            5         --          --            1
                                                                                       ----------  ----------  ----------  ---------
Net assets                                                                            $ 4,522         435         152       1,058
                                                                                       ==========  ==========  ==========  =========
Accumulation units outstanding                                                           447.9        45.0        15.6       105.9
Net asset value per unit                                                              $ 10.096       9.662       9.748       9.990

See accompanying notes to financial statements.

                                           AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                 Statements of Operations
                                  Inception (September 2, 2002) through December 31, 2002
                                                                                Segregated Subaccounts
                                                         ----------------------------------------------------------------------
                                                          Socially                     Growth         Small
                                                         Responsible       Stock         and         Company     International
                                                           Growth          Index        Income        Stock          Value
                                                         -----------    -----------   -----------   ----------   -------------
Investment income (loss):
    Investment income distribution from underlying
       mutual fund                                       $      1            26             1              1              8
                                                          -----------   -----------   -----------   ------------   ------------
    Less expenses:
       Mortality and risk                                       1             9             1              1              2
       Administration                                         --              1           --             --             --
       Distribution                                           --              1           --             --             --
                                                          -----------   -----------   -----------   ------------   ------------
               Total expenses                                   1            11             1              1              2
                                                          -----------   -----------   -----------   ------------   ------------
               Net investment income (loss)                   --             15           --             --               6
                                                          -----------   -----------   -----------   ------------   ------------
Realized gains (losses) on investments:
    Realized gains distributions from underlying
       mutual fund                                            --            --            --             --             --
                                                          -----------   -----------   -----------   ------------   ------------
    Proceeds from sales                                       --            --            --             --             --
    Cost of investments sold                                  --            --            --             --             --
                                                          -----------   -----------   -----------   ------------   ------------
                                                              --            --            --             --             --
                                                          -----------   -----------   -----------   ------------   ------------
               Net realized gains (losses) on investments     --            --            --             --             --
                                                          -----------   -----------   -----------   ------------   ------------
Unrealized appreciation (depreciation) on investments:
    End of year                                                (14)        (154)          (32)           (17)           (23)
    Beginning of year                                         --            --            --             --             --
                                                          -----------   -----------   -----------   ------------   ------------
               Change in unrealized appreciation
                  (depreciation)                               (14)        (154)          (32)           (17)           (23)
                                                          -----------   -----------   -----------   ------------   ------------
               Net increase (decrease) in net
                  assets resulting from operations       $     (14)        (139)          (32)           (17)           (17)
                                                          ===========   ===========   ===========   ============   ============

See accompanying notes to financial statements.

                                           AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                 Statements of Operations
                                  Inception (September 2, 2002) through December 31, 2002
                                                                                           Segregated Subaccounts
                                                                                     ------------------------------------
                                                                                        Small Cap            Basic
                                                                                          Value              Value
                                                                                          Focus              Focus
                                                                                     ----------------   -----------------
Investment income (loss):
    Investment income distribution from underlying mutual fund                      $         --                   26
                                                                                     ----------------   -----------------
    Less expenses:
       Mortality and risk                                                                       9                   4
       Administration                                                                           1                   1
       Distribution                                                                             1                 --
                                                                                     ----------------   -----------------
               Total expenses                                                                  11                   5
                                                                                     ----------------   -----------------
               Net investment income (loss)                                                   (11)                 21
                                                                                     ----------------   -----------------
Realized gains (losses) on investments:
    Realized gains distributions from underlying mutual fund                                  209                 --
                                                                                     ----------------   -----------------
    Proceeds from sales                                                                       287                 --
    Cost of investments sold                                                                  299                 --
                                                                                     ----------------   -----------------
                                                                                              (12)                --
                                                                                     ----------------   -----------------
               Net realized gains (losses) on investments                                     197                 --

Unrealized appreciation (depreciation) on investments:
    End of year                                                                              (204)                 (6)
    Beginning of year                                                                         --                  --
                                                                                     ----------------   -----------------
               Change in unrealized appreciation (depreciation)                              (204)                 (6)
                                                                                     ----------------   -----------------
               Net increase (decrease) in net assets resulting from operations      $         (18)                 15
                                                                                     ================   =================

See accompanying notes to financial statements.

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                       Statements of Operations
                                       Inception (September 2, 2002) through December 31, 2002
                                                                                   Segregated Subaccounts
                                                           -------------------------------------------------------------------------
                                                                               VP                                       Dual
                                                               VP          Income and       VP            VP          Strategy
                                                            Balanced        Growth         Ultra     International      Fund
                                                           -----------   -------------  -----------   -----------   --------------
Investment income (loss):
    Investment income distribution from underlying
       mutual fund                                        $    --             --              1           --              13
                                                           -----------   ------------   -----------   -----------   ------------
    Less expenses:
       Mortality and risk                                        2            --              1             1              5
       Administration                                          --             --            --            --               1
       Distribution                                            --             --            --            --             --
                                                           -----------   ------------   -----------   -----------   ------------
               Total expenses                                    2            --              1             1              6
                                                           -----------   ------------   -----------   -----------   ------------
               Net investment income (loss)                     (2)           --            --             (1)             7
                                                           -----------   ------------   -----------   -----------   ------------
Realized gains (losses) on investments:
    Realized gains distributions from underlying
       mutual fund                                             --             --            --            --             --
                                                           -----------   ------------   -----------   -----------   ------------
    Proceeds from sales                                        --             --            --            --             284
    Cost of investments sold                                   --             --            --            --             299
                                                           -----------   ------------   -----------   -----------   ------------
                                                               --             --            --            --             (15)
                                                           -----------   ------------   -----------   -----------   ------------
               Net realized gains (losses) on investments      --             --            --            --             --
Unrealized appreciation (depreciation) on investments:
    End of year                                                (10)           (16)          (21)          (15)           (61)
    Beginning of year                                          --             --            --            --             --
                                                           -----------   ------------   -----------   -----------   ------------
               Change in unrealized appreciation
                  (depreciation)                               (10)           (16)          (21)          (15)           (61)
                                                           -----------   ------------   -----------   -----------   ------------
               Net increase (decrease) in net
                  assets resulting from operations        $    (12)           (16)          (21)          (16)           (69)
                                                           ===========   ============   ===========   ===========   ============

See accompanying notes to financial statements.

                                          AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                Statements of Operations
                                 Inception (September 2, 2002) through December 31, 2002
                                                                                   Segregated Subaccounts
                                                                 ------------------------------------------------------
                                                                    U.S.         Capital        AMT             AMT
                                                                 Government   Appreciation    Balanced        Liquid
                                                                 ----------   -----------   ------------   ------------
Investment income (loss):
    Investment income distribution from underlying mutual fund  $     --            --             --             --
                                                                 ----------   -----------   ------------   ------------
    Less expenses:
       Mortality and risk                                               4           --             --               1
       Administration                                                   1           --             --             --
       Distribution                                                   --            --             --             --
                                                                 ----------   -----------   ------------   ------------
               Total expenses                                           5           --             --               1
                                                                 ----------   -----------   ------------   ------------
               Net investment income (loss)                            (5)          --             --              (1)
                                                                 ----------   -----------   ------------   ------------
Realized gains (losses) on investments:
    Realized gains distributions from underlying mutual fund          --            --             --             --
                                                                 ----------   -----------   ------------   ------------
    Proceeds from sales                                               --            --             --             --
    Cost of investments sold                                          --            --             --             --
                                                                 ----------   -----------   ------------   ------------
                                                                      --            --             --             --
                                                                 ----------   -----------   ------------   ------------
               Net realized gains (losses) on investments             --            --             --             --
Unrealized appreciation (depreciation) on investments:
    End of year                                                        47           (15)            (4)           --
    Beginning of year                                                 --            --             --             --
                                                                 ----------   -----------   ------------   ------------
               Change in unrealized appreciation
                  (depreciation)                                       47           (15)            (4)           --
                                                                 ----------   -----------   ------------   ------------
               Net increase (decrease) in net
                  assets resulting from operations              $      42           (15)            (4)            (1)
                                                                 ==========   ===========   ============   ============

See accompanying notes to financial statements.

                                                 AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                 Statements of Changes in Net Assets
                                       Inception (September 2, 2002) through December 31, 2002
                                                                                    Segregated Subaccounts
                                                          --------------------------------------------------------------------------
                                                         Socially                       Growth         Small
                                                       Responsible        Stock           and         Company        International
                                                         Growth           Index         Income         Stock             Value
                                                        ------------   ------------   -----------   ------------   -----------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                       $     --              15           --             --                    6
    Net realized gains (losses) on investments               --             --            --             --                  --
    Change in unrealized appreciation (depreciation)
       on investments                                        (14)          (154)          (32)           (17)                (23)
                                                        ------------   ------------   -----------   ------------   -----------------
               Net increase (decrease) in net
                  assets resulting from operations           (14)          (139)          (32)           (17)                (17)
                                                        ------------   ------------   -----------   ------------   -----------------
Changes from principal transactions:
    Net purchase payments received (note 3)                  553          6,104           919            675                 923
    Withdrawal of funds (note 3)                             --             --            --             --                  --
                                                        ------------   ------------   -----------   ------------   -----------------
               Increase in net assets derived from
                  principal transactions                     553          6,104           919            675                 923
                                                        ------------   ------------   -----------   ------------   -----------------
               Increase in net assets                        539          5,965           887            658                 906
Net assets, beginning of year                                --             --            --             --                  --
                                                        ------------   ------------   -----------   ------------   -----------------
Net assets, end of year                                $     539          5,965           887            658                 906
                                                        ============   ============   ===========   ============   =================

See accompanying notes to financial statements.

                                AMERICAN FIDELITY SEPARATE ACCOUNT C
                                 Statements of Changes in Net Assets
                       Inception (September 2, 2002) through December 31, 2002
                                                                         Segregated Subaccounts
                                                                      -----------------------------
                                                                        Small Cap         Basic
                                                                         Value            Value
                                                                         Focus            Focus
                                                                      -------------   -------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                                      $      (11)             21
    Net realized gains (losses) on investments                               197              --
    Change in unrealized appreciation (depreciation) on investments         (204)             (6)
                                                                       ------------   -------------
               Net increase (decrease) in net assets resulting from
                  operations                                                 (18)             15
                                                                       ------------   -------------
Changes from principal transactions:
    Net purchase payments received (note 3)                                6,448           2,254
    Withdrawal of funds (note 3)                                            (287)            --
                                                                       ------------   -------------
               Increase in net assets derived from
                  principal transactions                                   6,161           2,254
                                                                       ------------   -------------
               Increase in net assets                                      6,143           2,269
Net assets, beginning of year                                                --              --
                                                                       ------------   -------------
Net assets, end of year                                               $    6,143           2,269
                                                                       ============   =============

See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT C
                       Statements of Changes in Net Assets
             Inception (September 2, 2002) through December 31, 2002
                                                                Segregated Subaccounts
                                                        ----------------------------------------------------------------------------
                                                                             VP                                         Dual
                                                             VP          Income and        VP               VP        Strategy
                                                          Balanced         Growth        Ultra        International     Fund
                                                        -------------   ------------   ------------   -------------  ------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                       $       (2)           --             --             (1)             7
    Net realized gains (losses) on investments                --             --             --            --             (15)
    Change in unrealized appreciation (depreciation)
       on investments                                         (10)           (16)           (21)          (15)           (61)
                                                        -------------   ------------   ------------   -----------   ------------
               Net increase (decrease) in net
                  assets resulting from operations            (12)           (16)           (21)          (16)           (69)
                                                        -------------   ------------   ------------   -----------   ------------
Changes from principal transactions:
    Net purchase payments received (note 3)                 1,000            450            450           563          3,220
    Withdrawal of funds (note 3)                              --             --             --            --            (284)
                                                        -------------   ------------   ------------   -----------   ------------
               Increase in net assets derived from
                  principal transactions                    1,000            450            450           563          2,936
                                                        -------------   ------------   ------------   -----------   ------------
               Increase in net assets                         988            434            429           547          2,867
Net assets, beginning of year                                 --             --             --            --             --
                                                        -------------   ------------   ------------   -----------   ------------
Net assets, end of year                                $      988            434            429           547          2,867
                                                        =============   ============   ============   ===========   ============

See accompanying notes to financial statements.

                                               AMERICAN FIDELITY SEPARATE ACCOUNT C
                                                Statements of Changes in Net Assets
                                      Inception (September 2, 2002) through December 31, 2002
                                                                                            Segregated Subaccounts
                                                                           ------------------------------------------------------
                                                                             U.S.          Capital           AMT         AMT
                                                                          Government     Appreciation     Balanced      Liquid
                                                                         -----------     ------------   -------------  ----------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                                        $       (5)           --             --             (1)
    Net realized gains (losses) on investments                                 --             --             --            --
    Change in unrealized appreciation (depreciation) on investments             47            (15)            (4)          --
                                                                         ------------   ------------   ------------  ------------
               Net increase (decrease) in net                                                                              --
                 assets resulting from operations                               42            (15)            (4)           (1)
                                                                         ------------   ------------   ------------  ------------
Changes from principal transactions:
    Net purchase payments received (note 3)                                  4,480            450            156         1,059
    Withdrawal of funds (note 3)                                               --             --             --            --
                                                                         ------------   ------------   ------------  ------------
               Increase in net assets derived from
                 principal transactions                                      4,480            450            156         1,059
                                                                         ------------   ------------   ------------  ------------
               Increase in net assets                                        4,522            435            152         1,058
Net assets, beginning of year                                                  --             --             --            --
                                                                         ------------   ------------   ------------  ------------
Net assets, end of year                                                 $    4,522            435            152         1,058
                                                                         ============   ============   ============  ============

See accompanying notes to financial statements.

                      AMERICAN FIDELITY SEPARATE ACCOUNT C
                              Financial Highlights
                               December 31, 2002
                                                                    Socially
                                                                   Responsible
                                                                      Growth
                                                                      ------
Net assets                                                        $       539
Accumulation unit value                                           $     9.799
Number of accumulation units outstanding                                 55.0
Investment income as a percent of average net assets *                    0.45%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (30.00)%

                                                                      Stock
                                                                      Index
                                                                      -----
Net assets                                                        $     5,965
Accumulation unit value                                           $    10.008
Number of accumulation units outstanding                                596.0
Investment income as a percent of average net assets *                    0.93%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (23.52)%

                                                                      Growth
                                                                    and Income
                                                                    ----------
Net assets                                                        $       887
Accumulation unit value                                           $    10.016
Number of accumulation units outstanding                                 88.6
Investment income as a percent of average net assets *                    0.45%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (26.44)%

                                                                      Small
                                                                     Company
                                                                      Stock
                                                                      -----
Net assets                                                        $       658
Accumulation unit value                                           $     9.766
Number of accumulation units outstanding                                 67.4
Investment income as a percent of average net assets *                    0.48%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (20.91)%

                                                                  International
                                                                      Value
                                                                      -----
Net assets                                                        $       906
Accumulation unit value                                           $     9.485
Number of accumulation units outstanding                                 95.5
Investment income as a percent of average net assets *                    2.17%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (13.53)%

                                                                      Small
                                                                    Cap Value
                                                                      Focus
                                                                      -----
Net assets                                                        $     6,143
Accumulation unit value                                           $    10.040
Number of accumulation units outstanding                                611.9
Investment income as a percent of average net assets *                    0.00%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (24.90)%

                                                                       Basic
                                                                   Value Focus
                                                                   -----------
Net assets                                                        $     2,269
Accumulation unit value                                           $    10.421
Number of accumulation units outstanding                                217.7
Investment income as a percent of average net assets *                    2.02%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (18.99)%

                                                                   VP Balanced
                                                                   -----------
Net assets                                                        $       988
Accumulation unit value                                           $     9.997
Number of accumulation units outstanding                                 99.8
Investment income as a percent of average net assets *                    0.00%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (10.91)%

                                                                    VP Income
                                                                    and Growth
                                                                    ----------
Net assets                                                        $       434
Accumulation unit value                                           $     9.633
Number of accumulation units outstanding                                 45.1
Investment income as a percent of average net assets *                    0.00%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (20.58)%

                                                                     VP Ultra
                                                                     --------
Net assets                                                        $       429
Accumulation unit value                                           $     9.542
Number of accumulation units outstanding                                 45.0
Investment income as a percent of average net assets *                    0.73%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (23.86)%

                                                                       VP
                                                                  International
                                                                  -------------
Net assets                                                        $       547
Accumulation unit value                                           $     9.728
Number of accumulation units outstanding                                 56.2
Investment income as a percent of average net assets *                    0.00%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (21.56)%

                                                                      Dual
                                                                  Strategy Fund
                                                                  -------------
Net assets                                                        $     2,867
Accumulation unit value                                           $     9.768
Number of accumulation units outstanding                                293.5
Investment income as a percent of average net assets *                    0.86%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (26.17)%

                                                                       U.S.
                                                                    Government
                                                                    ----------
Net assets                                                        $     4,522
Accumulation unit value                                           $    10.096
Number of accumulation units outstanding                                447.9
Investment income as a percent of average net assets *                    0.00%
Expenses as a percent of average net assets *                             1.50%
Total return                                                              7.42%

                                                                      Capital
                                                                   Appreciation
                                                                   ------------
Net assets                                                        $       435
Accumulation unit value                                           $     9.662
Number of accumulation units outstanding                                 45.0
Investment income as a percent of average net assets *                    0.00%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (24.10)%

                                                                   AMT Balanced
                                                                   ------------
Net assets                                                        $       152
Accumulation unit value                                           $     9.748
Number of accumulation units outstanding                                 15.6
Investment income as a percent of average net assets *                    0.00%
Expenses as a percent of average net assets *                             1.50%
Total return                                                            (18.39)%

                                                                    AMT Liquid
                                                                    ----------
Net assets                                                        $     1,058
Accumulation unit value                                           $     9.990
Number of accumulation units outstanding                                105.9
Investment income as a percent of average net assets *                    0.07%
Expenses as a percent of average net assets *                             1.50%
Total return                                                             (1.27)%

-----------------

*    Annualized

                      AMERICAN FIDELITY SEPARATE ACCOUNT C

                          Notes to Financial Statements

                                December 31, 2002


(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Separate Account C (Account C) is a separate account of American Fidelity Assurance Company (AFA). The inception date of Account C was June 4, 2002; however, no purchases occurred until operations commenced on September 2, 2002.

          The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).

          One of Account C's subaccounts, the American Fidelity Dual Strategy Fund, Inc., is a mutual fund sponsored by AFA.

          Account C also offers a Dreyfus Technology Growth Portfolio, an American Century VP Capital and Appreciation Portfolio, and a Neuberger Berman AMT Growth Portfolio; however, no contract owners have allocated payments to those subaccounts during 2002.

     (b)  Investments

          Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade-date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

     (c)  Income Taxes

          Account C is not taxed separately because the operations of Account C are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code applicable to life insurance companies. Account C's net increase in net assets from operations is not expected to result in taxable income under present regulations. Account C will not be taxed as a "regulated investment company" under subchapter M of the Internal Revenue Code.

     (d)  Annuity Reserves

          Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from zero to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

          If additional reserves are required, AFA reimburses Account C. At December 31, 2002, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account C held no annuity reserves at December 31, 2002.

     (e)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(2)  Variable Annuity Contracts

     AFA manages the operations of Account C and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum).

     During the accumulation period, contract owners may partially or totally withdraw from Account C by surrendering a portion or all of their accumulation units. The Internal Revenue Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges.

(3)  Unit Activity From Contract Transactions

     Transactions in units for each segregated subaccount for the years ended December 31, 2002 were as follows:

                                                                  December 31, 2002
                                                               Segregated Subaccounts
                                -------------------------------------------------------------------------------------
                                  Socially                                    Small
                                 Responsible     Stock         Growth        Company      International  Technology
                                   Growth        Index       and Income       Stock          Value         Growth
                                ------------- -------------  ------------  -------------  ------------  -------------
Accumulation units:
    Outstanding, beginning of year        --            --            --             --            --             --
    Increase for purchase
      payments received                 55.0         596.0          88.6           67.4          95.5             --
    Decrease for withdrawal
      of funds                            --            --            --             --            --             --
                                ------------- -------------  ------------  -------------  ------------  -------------
    Outstanding, end of year            55.0         596.0          88.6           67.4          95.5             --
                                ============= =============  ============  =============  ============  =============


                                                               December 31, 2002
                                                            Segregated Subaccounts
                                                    ----------------------------------------
                                                        Small Cap               Basic
                                                       Value Focus           Value Focus
                                                    ------------------    ------------------
Accumulation units:
     Outstanding, beginning of year                            --                    --
     Increase for purchase
        payments received                                       641.6                 217.7
     Decrease for withdrawal
        of funds                                                (29.7)               --
                                                    ------------------    ------------------
     Outstanding, end of year                                   611.9                 217.7
                                                    ==================    ==================

                                                                      December 31, 2002
                                                                   Segregated Subaccounts
                                -------------------------------------------------------------------------------------
                                                   VP            VP                                         Dual
                                     VP        Capital and     Income           VP            VP          Strategy
                                  Balanced     Appreciation  and Growth       Ultra       International     Fund
                                ------------- ------------- -------------  -------------  ---------------------------
Accumulation units:
    Outstanding, beginning of year        --            --            --             --            --             --
    Increase for purchase
      payments received                 99.8            --          45.1           45.0          56.2          322.8
    Decrease for withdrawal
      of funds                            --            --            --             --            --          (29.3)
                                ------------- -------------  ------------  -------------  ------------  -------------
    Outstanding, end of year            99.8            --          45.1           45.0          56.2          293.5
                                ============= =============  ============  =============  ============  =============


                                                                      December 31, 2002
                                                                   Segregated Subaccounts
                                    ----------------------------------------------------------------------------------
                                         U.S.           Capital            AMT             AMT              AMT
                                      Government       Appreciation     Balanced          Growth           Liquid
                                    ---------------  -------------------------------  ---------------  ---------------
Accumulation units:
    Outstanding, beginning of year            --               --              --               --               --
    Increase for purchase
       payments received                     447.9             45.0            15.6             --              105.9
    Decrease for withdrawal
       of funds                               --               --              --               --               --
                                    ---------------  ---------------  --------------  ---------------  ---------------
    Outstanding, end of year                 447.9             45.0            15.6             --              105.9
                                    ===============  ===============  ==============  ===============  ===============

                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                        Consolidated Financial Statements

                         December 31, 2002 and 2001 and
                       Each of the Years in the Three-Year
                         Period Ended December 31, 2002

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



Board of Directors
American Fidelity Assurance Company:


We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


                                              KPMG LLP

Oklahoma City, Oklahoma
March 11, 2003

                                AMERICAN FIDELITY ASSURANCE COMPANY
                                         AND SUBSIDIARIES

                                    Consolidated Balance Sheets

                                    December 31, 2002 and 2001
                             (In thousands, except per share amounts)

     Assets                                                             2002            2001
                                                                    ------------     ------------
Investments:
       Fixed maturities available for sale, at fair value
            (amortized cost of $1,476,987 and $1,314,630
            in 2002 and 2001, respectively)                         $  1,556,036        1,338,195
       Equity securities, at fair value:
            Preferred stock (cost of $14,061 and $12,802 in 2002
                 and 2001, respectively)                                  14,646           13,142
            Common stocks (cost of $7,397 and $7,728 in
                 2002 and 2001, respectively)                              7,524            7,884
       Mortgage loans on real estate, net                                223,124          190,189
       Investment real estate, at cost (less accumulated
            depreciation of $8 and $5 in 2002
            and 2001, respectively)                                        4,134            4,137
       Policy loans                                                       26,814           25,619
       Short-term and other investments                                   15,941           40,562
                                                                    ------------     ------------
                                                                       1,848,219        1,619,728
                                                                    ------------     ------------
Cash                                                                      41,314           70,652
                                                                    ------------     ------------
Accrued investment income                                                 20,899           18,928
                                                                    ------------     ------------
Accounts receivable:
       Uncollected premiums                                               58,088           59,302
       Reinsurance receivable                                            672,710          640,789
       Other                                                              13,321           16,404
                                                                    ------------     ------------
                                                                         744,119          716,495
Deferred policy acquisition costs                                        284,416          273,507
Other assets                                                               7,478            5,387
Separate account assets                                                  198,258          243,861
                                                                    ------------     ------------
                           Total assets                             $  3,144,703        2,948,558
                                                                    ============     ============

                                AMERICAN FIDELITY ASSURANCE COMPANY
                                         AND SUBSIDIARIES

                                    Consolidated Balance Sheets

                                    December 31, 2002 and 2001
                             (In thousands, except per share amounts)
     Liabilities and Stockholder's Equity                                2002            2001
                                                                    ------------     ------------
Policy liabilities:
       Reserves for future policy benefits:
            Life and annuity                                        $    722,716          689,415
            Accident and health                                          263,432          250,485
       Unearned premiums                                                   3,224            3,593
       Benefits payable                                                   64,421           53,254
       Funds held under deposit administration contracts                 582,386          549,053
       Other policy liabilities                                          122,865          114,208
                                                                    ------------     ------------
                                                                       1,759,044        1,660,008
                                                                    ------------     ------------
Other liabilities:
       Funds withheld under reinsurance contract (notes 11 and 12)       482,730          443,722
       Net deferred income tax liability                                  85,819           70,012
       General expenses, taxes, licenses and fees payable,
            and other liabilities                                        106,659           79,399
                                                                    ------------     ------------
                                                                         675,208          593,133
Notes payable                                                            148,643          129,357
Separate account liabilities                                             198,258          243,861
                                                                    ------------     ------------
                           Total liabilities                           2,781,153        2,626,359
                                                                    ------------     ------------
Stockholder's equity:
       Common stock, par value $10 per share.  250,000
            shares authorized, issued, and outstanding                     2,500            2,500
       Additional paid-in capital                                         29,276           27,465
       Accumulated other comprehensive income                             47,053           15,533
       Retained earnings                                                 284,721          276,701
                                                                    ------------     ------------
                           Total stockholder's equity                    363,550          322,199
Commitments and contingencies (notes 9, 11, 12, and 14)
                                                                    ------------     ------------
                         Total liabilities and stockholder's equity $  3,144,703        2,948,558
                                                                    ============     ============

See accompanying notes to consolidated financial statements.

                                            AMERICAN FIDELITY ASSURANCE COMPANY
                                                     AND SUBSIDIARIES

                                             Consolidated Statements of Income

                                       Years ended December 31, 2002, 2001, and 2000
                                         (In thousands, except per share amounts)
                                                                            2002               2001              2000
                                                                        -------------      ------------      ------------
Revenues:
      Premiums:
           Life and annuity                                             $      30,374            33,411            31,950
           Accident and health                                                336,425           274,097           227,466
                                                                        -------------      ------------      ------------
                                                                              366,799           307,508           259,416
      Net investment income                                                    73,747            65,297            73,311
      Other income, net                                                        18,763            33,185            21,007
                                                                        -------------      ------------      ------------
                          Total revenues                                      459,309           405,990           353,734
                                                                        -------------      ------------      ------------
Benefits:
      Benefits paid or provided:
           Life and annuity                                                    22,858            26,714            25,134
           Accident and health                                                175,925           138,037           117,467
      Interest credited to funded contracts                                    27,887            28,148            28,558
      (Decrease) increase in reserves for future policy benefits:
           Life and annuity (net of increase in reinsurance
                reserves ceded of $34,876, $49,463, and $791 in 2002,
                2001, and 2000, respectively)                                  (1,575)              597             3,905
           Accident and health (net of [decrease] increase in
                reinsurance reserves ceded of $[1,857], $39,390, and
                $[10,239], in 2002, 2001, and 2000, respectively)              14,804            21,707            16,580
                                                                        -------------      ------------      ------------
                                                                              239,899           215,203           191,644
                                                                        -------------      ------------      ------------
Expenses:
      Selling costs                                                           113,345            93,159            77,835
      Other operating, administrative, and general expenses                    73,171            71,668            59,399
      Taxes, other than federal income taxes, and licenses
           and fees                                                            16,620            12,118            10,754
      Increase in deferred policy acquisition costs                           (10,909)          (31,269)          (27,017)
                                                                        -------------      ------------      ------------
                                                                              192,227           145,676           120,971
                                                                        -------------      ------------      ------------
                          Total benefits and expenses                         432,126           360,879           312,615
                                                                        -------------      ------------      ------------
                          Income before income tax expense (benefit)           27,183            45,111            41,119
                                                                        -------------      ------------      ------------
Income tax expense (benefit):
      Current                                                                   6,630             3,358            21,256
      Deferred                                                                 (1,006)           10,837            (8,183)
                                                                        -------------      ------------      ------------
                                                                                5,624            14,195            13,073
                                                                        -------------      ------------      ------------
                          Net income                                    $      21,559            30,916            28,046
                                                                        =============      ============      ============
Basic net income per share                                              $       86.24            123.66            112.18

See accompanying notes to consolidated financial statements.

                                                 AMERICAN FIDELITY ASSURANCE COMPANY
                                                          AND SUBSIDIARIES

                                           Consolidated Statements of Stockholder's Equity

                                            Years ended December 31, 2002, 2001, and 2000
                                                           (In thousands)
                                                                                                      Accumulated
                                                                   Additional                            other             Total
                                                    Common          paid-in          Retained        comprehensive     stockholder's
                                                     stock          capital          earnings        income (loss)        equity
                                                  -----------     -----------      ------------      ------------      ------------
Balance at December 31, 1999                      $    2,500          23,244           244,870           (18,129)          252,485
Comprehensive income:
       Net income                                        --              --             28,046               --             28,046
       Net change in unrealized holding
            loss on investments available
            for sale, net of reclassification
            adjustment                                   --              --                --             10,934            10,934
                                                                                                                      ------------
       Comprehensive income                                                                                                 38,980
Dividends                                                --              --            (11,137)              --            (11,137)
                                                  ----------     -----------      ------------      ------------      ------------
Balance at December 31, 2000                           2,500          23,244           261,779            (7,195)          280,328
Comprehensive income:
       Net income                                        --              --             30,916               --             30,916
       Net change in unrealized holding
            loss on investments available
            for sale, net of reclassification
            adjustment                                   --              --                --             22,728            22,728
                                                                                                                      ------------
       Comprehensive income                                                                                                 53,644
Capital contribution                                     --            4,221               --                --              4,221
Dividends                                                --              --            (15,994)              --            (15,994)
                                                  ----------     -----------      ------------      ------------      ------------
Balance at December 31, 2001                           2,500          27,465           276,701            15,533           322,199
Comprehensive income:
       Net income                                        --              --             21,559               --             21,559
       Net change in unrealized holding
            gain on investments available
            for sale, net of reclassification
            adjustment                                   --              --                --             36,308            36,308
       Minimum pension liability
            adjustment, net                              --              --                --             (4,788)           (4,788)
                                                                                                                      ------------
       Comprehensive income                                                                                                 53,079
Capital contribution                                     --            1,811               --                --              1,811
Dividends                                                --              --            (13,539)              --            (13,539)
                                                  ----------     -----------      ------------      ------------      ------------
Balance at December 31, 2002                      $    2,500          29,276           284,721            47,053           363,550
                                                  ==========     ===========      ============      ============      ============

See accompanying notes to consolidated financial statements.

                                         AMERICAN FIDELITY ASSURANCE COMPANY
                                                  AND SUBSIDIARIES

                                        Consolidated Statements of Cash Flows

                                    Years ended December 31, 2002, 2001, and 2000
                                                   (In thousands)
                                                                       2002             2001              2000
                                                                  -------------     -------------     -------------
Cash flows from operating activities:
      Net income                                                  $     21,559            30,916            28,046
                                                                  -------------     -------------     -------------
      Adjustments to reconcile net income to net cash
        provided by operating activities:
               Provision for depreciation                                    3                46               152
               Accretion of discount on investments                     (4,286)           (2,822)             (538)
               Realized (gains) losses on investments                   (2,366)            4,556              (199)
               Increase in deferred policy acquisition costs           (10,909)          (31,269)          (27,017)
               (Increase) decrease in accrued investment
                    income                                              (1,971)            1,621              (257)
               Increase in accounts receivable                         (27,624)          (63,538)          (15,057)
               (Increase) decrease in other assets, net of
                    realized gains                                      (2,091)              665             2,283
               Increase in policy liabilities                           55,924           121,658            29,064
               Interest credited on deposit and other
                    investment-type contracts                           27,887            28,148            28,558
               Charges on deposit and other
                    investment-type contracts                           (6,667)           (8,190)          (10,047)
               Increase in general expenses, taxes, licenses
                    and fees payable, funds withheld under
                    reinsurance contract, and other liabilities         58,901            60,595            12,689
               Deferred income taxes                                    (1,006)           10,837            (8,183)
                                                                  -------------     -------------     -------------
                        Total adjustments                               85,795           122,307            11,448
                                                                  -------------     -------------     -------------
                        Net cash provided by operating activities      107,354           153,223            39,494
                                                                  -------------     -------------     -------------
Cash  flows from investing activities: Sale, maturity,
  or repayment of investments:
           Fixed maturities available for sale                         606,026           621,559           208,148
           Equity securities                                             3,749             5,734            18,821
           Mortgage loans on real estate                                22,904            17,676            24,225
           Real estate                                                     --              3,344                 7
      Net change in short-term and
           other investments, net of realized gains                     23,103            (7,659)           19,566
      Purchase of investments:
           Fixed maturities available for sale                        (759,674)         (666,993)         (217,001)
           Equity securities                                            (4,677)             (672)           (1,784)
           Mortgage loans on real estate                               (56,378)          (48,941)          (37,740)
           Real estate                                                     --                --             (6,086)
      Net change in policy loans                                        (1,195)             (134)              (63)
      Cash received in assumption reinsurance
           agreement (note 12)                                             --                --              1,756
                                                                  -------------     -------------     -------------
                        Net cash (used in) provided by
                             investing activities                     (166,142)          (76,086)            9,849
                                                                  -------------     -------------     -------------

                                         AMERICAN FIDELITY ASSURANCE COMPANY
                                                  AND SUBSIDIARIES

                                        Consolidated Statements of Cash Flows

                                    Years ended December 31, 2002, 2001, and 2000
                                                   (In thousands)
                                                                        2002            2001              2000
                                                                  ---------------   -------------     -------------
Cash flows from financing activities:
      Dividends paid to parent                                    $     (13,539)         (14,719)          (11,137)
      Capital contribution from parent                                    1,811            4,221               --
      Proceeds from notes payable                                        20,000              --            105,434
      Repayment of notes payable                                           (714)         (10,714)         (102,714)
      Deposits to deposit and other
           investment-type contracts                                     76,438           62,791            55,983
      Withdrawals from deposit and other
           investment-type contracts                                    (54,546)         (65,833)          (95,298)
                                                                  --------------    -------------     -------------
                    Net cash provided by (used in)
                         financing activities                            29,450          (24,254)          (47,732)
                                                                  --------------    -------------     -------------
                    Net (decrease) increase in cash                     (29,338)          52,883             1,611
Cash at beginning of year                                                70,652           17,769            16,158
                                                                  --------------    -------------     -------------
Cash at end of year                                               $      41,314           70,652            17,769
                                                                  ==============    =============     =============
Supplemental disclosure of cash flow information:
      Cash paid during the year for:
           Interest on notes payable                              $       8,056            8,406             8,724
           Federal income taxes, net of refunds received                 10,271           20,500             8,850
Supplemental disclosure of noncash investing activities:
      Change in unrealized holding gain on
           investment available for sale, net of deferred tax
           expense of $19,392, $12,394 and $5,888
            in 2002, 2001, and 2000, respectively                        36,308           22,728            10,934
      Minimum pension liability adjustment, net of
           deferred tax benefit of $2,579                                (4,788)             --                --
Supplemental disclosure of amounts transferred
      to parent company through dividend of affiliated
      companies:
           Real estate                                                      --            10,449               --
           Accounts receivable                                              --                13               --
           Accrued investment income                                        --                 5               --
           Other assets                                                     --               250               --
           Notes payable                                                    --             9,042               --
           Deferred tax liability                                           --                44               --
           Other liabilities                                                --               356               --

See accompanying notes to consolidated financial statements.


                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001, and 2000




(1)  Significant Accounting Policies

     (a)  Business

          American Fidelity Assurance Company (AFA or the Company) and subsidiaries provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.

          AFA is licensed in 49 states and the District of Columbia with approximately 32% of direct premiums written in Oklahoma, Texas, and California. AFA is represented by approximately 300 salaried managers and agents, and over 9,100 brokers. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax-sheltered annuities, life insurance, dread disease, and accidental death and dismemberment. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliance Division in developing products to meet special situations and focusing on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The AFAmeriLife Division was formed upon the acquisition of a block of life business in 2000. This division has begun marketing individual life products through the internet and through independent brokers.

     (b)  Basis of Presentation and Principles of Consolidation

          The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (see note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

     (c)  Use of Estimates

          Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from those estimates. Principal estimates that could change in the future are the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

     (d)  Investments

          Management determines the appropriate classification of investments at the time of purchase. If management has the intent and the Company has the ability at the time of purchase to hold the investments until maturity, they are classified as held to maturity and carried at amortized cost. Investments to be held for indefinite periods of time and not intended to be held to maturity are classified as available for sale and carried at fair value. Fair values of investments available for sale are based on quoted market prices. All of the Company's investments are classified as available for sale.

          The effects of any unrealized holding gains or losses on securities available for sale are reported as accumulated other comprehensive income, a separate component of stockholder's equity, net of deferred taxes. Transfers of securities between categories are recorded at fair value at the date of transfer.

          Short-term investments are reported at cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value, except for the Company's investment in common stock of the Federal Home Loan Bank of Topeka, which is a required investment that is carried at cost. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investment in real estate is carried at cost less accumulated depreciation. Investment in real estate, excluding land, is depreciated on a straight-line basis using the estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.

          Realized gains or losses on disposal of investments are determined on a specific-identification basis and are included in the accompanying consolidated statements of income.

          Because the Company's primary business is in the insurance industry, the Company holds a significant amount of assets that are matched with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

          The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans, and short-term and other investments. The Company's portfolio does not include any fixed maturities that are low investment-grade and have a high yield (junk bonds). The Company limits its risks by investing in fixed maturities and equity securities of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals. Certain fixed maturities are guaranteed by the United States government.

          The Company periodically reviews its investment portfolio to determine if allowances for possible losses or provisions for other-than-temporary impairment are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, and other valuation information. While management believes that current allowances are adequate, and that no provisions for other-than-temporary impairment are necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments to the allowance for losses or carrying values of investments based upon available information and judgments of the regulatory examiners at the time of their examination.

     (e)  Recognition of Premium Revenue and Costs

          Revenues from life, payout annuity (with life contingencies), and accident and health policies represent premiums recognized over the premium-paying period and are included in life, annuity, and accident and health premiums. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company's earnings related to annuity products are impacted by conditions in the overall interest rate environment.

          Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.

          Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges, and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.

     (f)  Policy Acquisition Costs

          The Company defers costs that vary with and are primarily related to the production of new business. Deferred costs associated with life, annuity, universal life, and accident and health insurance policies consist principally of field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium-paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium-paying period of the policies based on the Company's experience. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable.

     (g)  Policy Liabilities

          Life and annuity and accident and health policy benefit reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates, and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible unfavorable deviation.

          Reserves for benefits payable are determined using case-basis evaluations and statistical analyses. These reserves represent the estimate of all benefits incurred but unpaid. The estimates are periodically reviewed and, as adjustments become necessary, they are reflected in current operations. Although such estimates are the Company's best estimate of the ultimate value, the actual results may vary from these values in either direction.

     (h)  Reinsurance

          The Company accounts for reinsurance transactions as prescribed by Statement of Financial Accounting Standards (SFAS) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. SFAS No. 113 requires the reporting of reinsurance transactions relating to the balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.

     (i)  Income Taxes

          Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     (j)  Equipment

          Equipment, which is included in other assets, is stated at cost and is depreciated on a straight-line basis using estimated lives of three to ten years. Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. The costs associated with internally developed software are capitalized and amortized on a straight-line basis using estimated useful lives of three to five years. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.

     (k)  Separate Accounts

          The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open-end diversified management investment company from 1968 to December 31, 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund (the Fund), an open-end investment company sponsored by AFA, in exchange for shares of the Fund. Under Oklahoma law, the assets of Account A are segregated from the Company's assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

          The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and
          Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the 18 segregated subaccounts for Account B and the 19 segregated subaccounts for Account C are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

     (l)  Basic Net Income Per Share

          Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2002, 2001, and 2000, the weighted average number of shares outstanding was 250,000. There are no dilutive securities outstanding.

     (m)  Reclassifications

          Certain prior year amounts have been reclassified to be consistent with the current year presentation.

     (n)  Comprehensive Income

          The Company accounts for comprehensive income as prescribed by SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income (loss) consists of net income, changes in net unrealized gains (losses) on securities available for sale (net of reclassification adjustment), and changes in the net minimum pension liability, and is presented in the consolidated statements of stockholder's equity.

     (o)  New Accounting Pronouncements

          In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an Interpretation of FASB Statements No. 5, 57 and 107 and a Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 elaborates on the disclosures to be made by a guarantor in its financial statements about its obligations under guarantees issued. FIN 45 also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of FIN 45 are applicable to guarantees issued or modified after December 31, 2002 and are not expected to have a material effect on the Company's consolidated financial statements. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (note 14).

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of ARB No. 51 (FIN
          46). FIN 46 addresses the consolidation by business enterprises of variable interest entities as defined in FIN 46. FIN 46 applies immediately to variable interests in variable interest entities created after January 31, 2003, and to variable interests in variable interest entities obtained after January 31, 2003. For nonpublic enterprises, such as the Company, with a variable interest in a variable interest entity created before February 1, 2003, FIN 46 is applied to the enterprise no later than the end of the first annual reporting period beginning after June 15, 2003. FIN 46 requires certain disclosures in financial statements issued after January 31, 2003 if it is reasonably possible that the Company will consolidate or disclose information about variable interest entities when FIN 46 becomes effective. The application of FIN 46 is not expected to have a material effect on the Company's financial statements and no consolidation or disclosure is anticipated.

          In June 2001, the FASB issued SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No.141
          requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 as well as all purchase method business combinations completed after June 30, 2001. SFAS No. 141 also specifies criteria intangible assets acquired in a purchase method business combination must meet to be recognized and reported apart from goodwill. SFAS No. 142 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of SFAS No. 142. SFAS No. 142 also requires that intangible assets with definite useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, or SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, upon adoption. SFAS No. 144 supersedes SFAS No. 121; however, it retains the fundamental provisions of SFAS No. 121 for (a) recognition and measurement of the impairment of long-lived assets to be held and used and (b)
          measurement of long-lived assets to be disposed of by sale. The Company adopted the provisions of SFAS No. 141 in 2001 and SFAS Nos. 142 and 144 effective January 1, 2002. The adoption of SFAS Nos. 141, 142, and 144 did not have an impact on the consolidated financial position or results of operations of the Company.

          In February 2003, the Derivatives Implementation Group (DIG) of the FASB issued Statement 133 Implementation Issue No. B36 (DIG B36), which discusses the accounting treatment under SFAS 133 for modified coinsurance arrangements in which funds are withheld by the ceding insurer. The DIG determined that these types of arrangements include an embedded derivative that must be bifurcated from the host instrument. DIG B36 is also applicable to other funds withheld arrangements that incorporate credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. The effective date of DIG B36, is the first day of the first fiscal quarter beginning after June 15, 2003. The Company is currently evaluating the effect that this interpretation may have upon its operations.

(2)  Statutory Financial Information

     The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of accounting principles generally accepted in the United States of America. The Company reported statutory net income for the years ended December 31, 2002, 2001, and 2000 of approximately $19,656,000,
     $15,676,000, and $16,293,000, respectively. The Company reported statutory capital and surplus at December 31, 2002 and 2001 of approximately $146,661,000 and $142,839,000, respectively.

     Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year.

     The Oklahoma  Insurance  Department  has adopted  risk-based  capital (RBC)
     requirements  for  life  insurance   companies.   These   requirements  are
     applicable to the Company. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The amount determined under such formulas is called the authorized control level RBC (ACLC).

     The RBC guidelines define specific capital levels based on a company's ACLC that are determined by the ratio of the company's total adjusted capital
     (TAC) to its ACLC. TAC is equal to statutory capital, plus the Asset Valuation Reserve and any voluntary investment reserves, 50% of dividend liability, and certain other specified adjustments. Companies where TAC is less than or equal to 2.0 times ACLC are subject to certain corrective actions, as set forth in the RBC requirements.

     At  December  31,  2002  and  2001,   the  statutory  TAC  of  the  Company
     significantly exceeds the level requiring corrective action.

(3)  Investments

     Investment income for the years ended December 31 is summarized below (in thousands):

                                              2002          2001         2000
                                           ---------      --------     --------
     Interest on fixed maturities          $  95,158      $ 94,862     $ 67,579
     Dividends on equity securities            1,404         1,694          691
     Interest on mortgage loans               17,281        13,883       13,301
     Investment real estate income                 5           351        1,375
     Interest on policy loans                  2,994         2,519        1,775
     Interest on short-term investments          757         1,283        1,927
     Net realized gains (losses)               2,366        (4,556)         199
     Other                                       (66)         (750)       1,059
                                           ---------      --------     --------
                                             119,899       109,277       87,906
     Less reinsurance allowance for investment
       income under funds withheld arrangement
       (note 12)                             (31,891)      (29,575)        --
     Less investment expenses                (14,261)      (14,405)     (14,595)
                                           ---------      --------     --------
          Net investment income            $  73,747      $ 65,297     $ 73,311
                                           =========      ========     ========

     Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):

                                                    2002                      2001                       2000
                                           ----------------------    -----------------------    -----------------------
                                           Realized    Unrealized    Realized     Unrealized    Realized     Unrealized
                                           --------    ----------    --------     ----------    --------     ----------
     Fixed maturities available for sale   $  4,423     $ 55,484     $ (6,469)     $ 34,961     $ (1,793)     $ 18,704
     Equity securities                         --            216           49           161        2,215        (1,882)
     Real estate                               --           --          1,545          --           --            --
     Mortgage loans                            (539)        --           (316)         --           (133)         --
     Short-term and other                    (1,518         --            635          --            (90)         --
                                           --------     --------     --------      --------     --------      --------
                                           $  2,366     $ 55,700     $ (4,556)     $ 35,122     $    199      $ 16,822
                                           ========     ========     ========      ========     ========      ========

     Included in the above realized gains (losses) is the increase in the allowance for possible losses on mortgage loans of $539,000, $316,000, and $133,000 in 2002, 2001, and 2000, respectively.

     The gross unrealized holding gains on equity securities available for sale were approximately $720,000 and $496,000 in 2002 and 2001, respectively. Gross unrealized holding losses on equity securities available for sale were approximately $8,000 in 2002.

     The amortized cost and estimated fair value of investments in fixed maturities available for sale are as follows (in thousands):

                                                            December 31, 2002
                                        ---------------------------------------------------------
                                                          Gross           Gross
                                                        unrealized      unrealized
                                        Amortized        holding         holding       Estimated
                                          cost            gains          losses        fair value
                                        ----------      --------         -------       ----------
     U.S. Treasury securities and
        obligations of U.S.
        government corporations         $  239,859      $  9,100         $   (12)      $  248,947
     States and territories                 39,402         4,839            --             44,241
     Special revenue                         1,516            30            --              1,546
     Corporate securities                  699,440        45,280          (3,533)         741,287
     Mortgage-backed securities            496,770        23,383            (138)         520,015
                                        ----------      --------         -------       ----------
                Total                   $1,476,987      $ 82,732         $(3,683)      $1,556,036
                                        ==========      ========         =======       ==========

                                                            December 31, 2001
                                        ---------------------------------------------------------
                                                          Gross           Gross
                                                        unrealized      unrealized
                                        Amortized        holding         holding       Estimated
                                          cost            gains          losses        fair value
                                        ----------      --------         -------       ----------
     U.S. Treasury securities and
        obligations of U.S.
        government corporations         $  129,284      $  1,973         $  (694)      $  130,563
     States and territories                 40,071         1,951              (3)          42,019
     Corporate securities                  692,707        16,946          (6,345)         703,308
     Mortgage-backed securities            452,568        10,655            (918)         462,305
                                        ----------      --------         -------       ----------
                Total                   $1,314,630      $ 31,525         $(7,960)      $1,338,195
                                        ==========      ========         =======       ==========

     The amortized cost and estimated fair value of investments in fixed maturities available for sale at December 31, 2002 are shown below (in thousands) by contractual maturity. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Amortized       Estimated
                                                        cost         fair value
                                                     ----------      ----------
     Due in one year or less                         $  101,712      $  102,849
     Due after one year through five years              201,109         210,725
     Due after five years through ten years             270,183         289,124
     Due after ten years                                407,213         433,323
                                                     ----------      ----------
                                                        980,217       1,036,021
     Mortgage-backed securities                         496,770         520,015
                                                     ----------      ----------
                Totals                               $1,476,987      $1,556,036
                                                     ==========      ==========

     Proceeds from sales of investments in fixed maturities available for sale were approximately $310,224,000, $486,169,000, and $152,942,000 in 2002,
     2001, and 2000, respectively. Gross gains of approximately $9,437,000, $17,199,000, and $2,387,000 and gross losses of approximately $6,089,000,
     $24,336,000, and $4,275,000 were realized on those sales in 2002, 2001, and 2000, respectively. In addition, the Company realized net gains of approximately $1,075,000, $668,000, and $95,000 during 2002, 2001, and
     2000, respectively, on investments in fixed maturities that were called or prepaid.

     Included in short-term and other investments at December 31, 2002 and 2001, respectively, are derivative instruments of approximately $3,116,000 and $3,887,000, which are carried at fair value. Upon the adoption of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, on January 1, 2001, the Company recorded the cumulative effect of this change in accounting principle of approximately $375,000, before tax, as a realized gain in the 2001 consolidated statement of income. The net change in the fair value of these derivatives in 2002 and 2001 of approximately
     $1,518,000 and $85,000, respectively, before tax, is also reported as a realized loss in the consolidated statements of income. The derivative instruments owned by the Company consist of conversion features embedded within certain investments in fixed maturities and preferred stock, and are valued based on quotations obtained from an outside investment advisory firm.

     At December 31, 2002 and 2001, investments with carrying values of approximately $2,199,000 and $2,581,000, respectively, were on deposit with state insurance departments as required by statute.

(4)  Fair Value of Financial Instruments

     A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions are set forth below:

                                                        2002                          2001
                                             --------------------------      -------------------------
                                             Carrying        Estimated       Carrying       Estimated
                                              amount         fair value       amount        fair value
                                             ----------      ----------      ----------     ----------
     Financial assets:
        Cash                                 $   41,314      $   41,314      $   70,652     $   70,652
        Short-term and other investments         15,941          15,941          40,562         40,562
        Accounts receivable                      71,409          71,409          75,706         75,706
        Accrued investment income                20,899          20,899          18,928         18,928
        Reinsurance receivables on paid
          and unpaid benefits                   672,710         672,710         640,789        640,789
        Policy loans                             26,814          26,814          25,619         25,619
        Fixed maturities available for sale   1,556,036       1,556,036       1,338,195      1,338,195
        Equity securities                        22,170          22,170          21,026         21,026
        Mortgage loans                          223,124         254,225         190,189        200,661

     Financial liabilities:
        Certain policy liabilities              641,353         634,723         609,784        602,030
        Other liabilities                       106,659         106,659          79,399         79,399
        Notes payable                           148,643         168,663         129,357        140,807


     Cash, Short-Term and Other Investments, Accounts Receivable, Accrued Investment Income, Reinsurance Receivables on Paid and Unpaid Benefits, and Other Liabilities

     The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns. The derivative balances included in short-term and other investments are carried at fair value, based on quotations obtained from an outside investment advisory firm.

     Policy Loans

     Policy loans have average interest yields of approximately 6.50% as of December 31, 2002 and 2001 and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.

     Fixed Maturities Available for Sale

     The fair value of fixed maturities available for sale is estimated based on bid prices published in financial newspapers or bid quotations received from securities dealers. The fair value of certain securities is not readily available through market sources other than dealer quotations, so fair value estimates are based on quoted market prices of similar instruments, adjusted for the differences between the quoted instruments and the instruments being valued.

     Equity Securities

     The fair value of equity securities investments of the Company is based on bid prices published in financial newspapers or bid quotations received from securities dealers.

     Mortgage Loans

     Fair values are estimated for portfolios of loans with similar characteristics. Mortgage loans are segregated into either commercial or residential categories, and have average net yield rates of 7.69% and 7.85% for December 31, 2002 and 2001, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market rates of 5.65% and 7.27% for December 31, 2002 and 2001, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.

     Certain Policy Liabilities

     Certain policies sold by the Company are investment-type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is estimated as the cash surrender value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.

                                                  December 31, 2002              December 31, 2001
                                             --------------------------      -------------------------
                                             Carrying        Estimated       Carrying       Estimated
                                              amount         fair value       amount        fair value
                                             ---------       ----------      ---------      ----------
     Funds held under deposit
        administration contracts             $ 582,386       $ 574,682       $ 549,053      $ 540,042
     Annuities                                  58,967          60,041          60,731         61,988


     Notes Payable

     The fair value of the Company's notes payable is estimated by discounting the scheduled cash flows of each instrument through the scheduled maturity. The discount rates used are similar to those used for the valuation of the Company's commercial mortgage loan portfolio, except for the Company's notes payable to the Federal Home Loan Bank of Topeka, which are valued using discount rates at or near the carried rates because the notes have relatively short lives or carry the option of conversion to an adjustable rate.

     Limitations

     Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

(5)  Deferred Policy Acquisition Costs

     Deferred policy acquisition costs principally represent field sales compensation, direct response costs, underwriting and issue costs, and related expenses. Information relating to the change in deferred policy acquisition costs is summarized as follows (in thousands):

                                                Life and        Accident and
                                                annuity            health         Total
                                                --------        ------------    --------

     Year ended December 31, 2002:
        Deferred costs                          $ 11,859        $ 66,498        $ 78,357
        Amortization                             (15,652)        (51,796)        (67,448)
                                                --------        --------        --------
                Net (decrease) increase         $ (3,793)       $ 14,702        $ 10,909
                                                ========        ========        ========
     Year ended December 31, 2001:
        Deferred costs                          $  9,071        $ 54,928        $ 63,999
        Amortization                              (3,728)        (29,002)        (32,730)
                                                --------        --------        --------
                Net increase                    $  5,343        $ 25,926        $ 31,269
                                                ========        ========        ========

     Year ended December 31, 2000:
        Deferred costs                          $  8,728        $ 45,710        $ 54,438
        Amortization                              (4,336)        (23,085)        (27,421)
                                                --------        --------        --------
                Net increase                    $  4,392        $ 22,625        $ 27,017
                                                ========        ========        ========

(6)  Reserves for Future Policy Benefits

     Reserves for life and annuity future policy  benefits as of December 31 are
     principally  based  on  the  interest   assumptions  set  forth  below  (in
     thousands):

                                                                                   Interest
                                                  2002            2001            assumptions
                                                ---------       ---------       ---------------
     Life annuity reserves:
        Issued prior to 1970                    $   3,455       $   3,440            4.75%
        Issued 1970 through 1980                   31,216          30,742       6.75% to 5.25%
        Issued after 1982 (indeterminate
          premium products)                           743             687       10.00% to 8.50%
        Issued through 1987 (acquired business)     1,184           1,220           11.00%
        Issued 1981-1994 (all other)               35,944          34,745       8.50% to 7.00%
        Issued after 1994 (all other)              14,634          11,214            7.00%
        Life contingent annuities                  35,169          34,642          Various*
        Group term life waiver of premium
          disabled lives                            8,361           7,402            6.00%
        Reserves acquired through assumption
          reinsurance agreement (note 12)         590,220         559,582       5.50% to 2.25%
        All other life reserves                     1,790           5,741          Various
                                                ---------       ---------
                                                $ 722,716       $ 689,415
                                                =========       =========
     ---------------

*    These reserves are revalued as limited-pay contracts.  As a result, the reserve is somewhat greater than the present  value of future  benefits  and  expenses at the assumed  interest rates,  i.e., the actual interest rates required to support the reserves are somewhat lower than the rates assumed.

     Assumptions as to mortality are based on the Company's prior experience. This experience approximates the 1955-60 Select and Ultimate Table (individual life issued prior to 1981), the 1965-70 Select and Ultimate Table (individual life issued in 1981 and after), and the 1960 Basic Group Table (all group issues). Assumptions for withdrawals are based on the Company's prior experience. All assumptions used are adjusted to provide for possible adverse deviations.

(7)  Liability for Benefits Payable

     The provision for benefits pertaining to prior years increased by approximately $1,000,000 in 2002 primarily due to fluctuations in the group medical line. The provision for benefits pertaining to prior years
     decreased  by   approximately   $5,400,000   in  2001   primarily   due  to
     better-than-anticipated   loss  experience   related  to  group  disability
     business.

(8)  Notes Payable

     Notes payable as of December 31 are summarized as follows:

                                                                     2002            2001
                                                                   --------        --------
                                                                        (In thousands)
        6.07% line of credit, due in 2003, interest due monthly    $ 25,000        $ 25,000
        5.80% line of credit, due in 2004, interest due monthly       5,000           5,000
        5.05% line of credit, due in 2005, interest due monthly       2,143           2,857
        5.55% line of credit, due in 2008, interest due monthly       6,500           6,500
        5.03% line of credit, due in 2008, interest due monthly       5,000           5,000
        5.60% line of credit, due in 2009, interest due monthly       5,000           5,000
        3.10% line of credit, due in 2009, interest due monthly      10,000            --
        6.19% line of credit, due in 2010, interest due monthly      10,000          10,000
        6.61% line of credit, due in 2010, interest due monthly      10,000          10,000
        6.33% line of credit, due in 2010, interest due monthly      15,000          15,000
        6.87% line of credit, due in 2010, interest due monthly      15,000          15,000
        6.31% line of credit, due in 2010, interest due monthly      15,000          15,000
        3.82% line of credit, due in 2012, interest due monthly      10,000            --
        5.87% line of credit, due in 2014, interest due monthly      15,000          15,000
                                                                  ---------       ---------
                                                                  $ 148,643       $ 129,357
                                                                  =========       =========

     AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amounts of $148,643,000 and $129,357,000 at December 31, 2002 and 2001,
     respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $160,633,000 and $143,533,000 at December 31, 2002 and 2001, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at Bank
     One Trust Company, N.A., to secure current and future borrowings. To participate in this available credit, AFA has acquired 74,322 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $7,432,000 at December 31, 2002.

     The Company has unused lines of credit of approximately $20,000,000 available at December 31, 2002.

     Interest expense for the years ended December 31, 2002, 2001, and 2000 totaled approximately $8,113,000, $8,346,000, and $8,738,000, respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

     Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2002 are as follows (in thousands):

        2003                                    $  25,000
        2004                                        5,000
        2005                                        2,143
        2006                                         --
        2007                                         --
        Thereafter                                116,500
                                                ---------
                                                $ 148,643
                                                =========

(9)  Income Taxes

     Total 2002 income tax expense in the accompanying consolidated statements of income differs from the federal statutory rate of 35% of income before income taxes principally due to management fees paid to AFC treated as dividends for financial reporting purposes, and increased dividends received deduction and tax-exempt interest. In 2001, the difference is principally due to management fees paid to AFC that are treated as dividends for financial reporting purposes.

     The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

                                                   2002             2001
                                                ---------        ---------
     Deferred tax assets:
        Other investments                       $     771        $     974
        Life and health reserves                   29,461           28,113
        Other liabilities and assets                3,054               34
        Minimum pension liability                   2,579             --
        Capital loss carryover                       --                949
                                                ---------        ---------
             Total gross deferred tax assets       35,865           30,070
                                                ---------        ---------
     Deferred tax liabilities:
        Fixed maturities                          (28,441)          (9,080)
        Equity securities                            (151)            (287)
        Deferred policy acquisition costs         (78,278)         (76,332)
        Due and deferred premiums                 (14,814)         (14,383)
                                                ---------        ---------
             Total gross deferred tax
               liabilities                       (121,684)        (100,082)
                                                ---------        ---------
             Net deferred tax liability         $ (85,819)       $ (70,012)
                                                =========        =========

     Management believes that it is more likely than not that the results of operations will generate sufficient taxable income to realize the deferred tax assets reported on the consolidated balance sheets.

     The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax-paying entities. Other accounts receivable includes income taxes receivable of approximately $5,829,000 and $2,188,000 at December 31, 2002 and 2001, respectively.

     The Company incurred approximately $4,516,000 in net capital losses during 2001. A capital loss carryback claim was allowed for approximately $1,402,000 of this capital loss and the remaining amount, approximately $3,114,000, was utilized in 2002.

     Under the provision of the Life Insurance Company Tax Act of 1959, certain special deductions were allowed to life insurance companies for federal income tax purposes. These special deductions were repealed by the Tax Reform Act of 1984, and the untaxed balances were frozen at their December 31, 1983 levels. These balances, referred to as the "policyholders surplus account," were approximately $8,161,000 for AFA and are subject to taxation if certain levels of premium income or life insurance reserves are not maintained, or if the life insurance company makes excess distributions to shareholders. As it is not currently considered likely that a tax would become due on any such balance, no deferred income taxes have been provided. However, if such tax were to become payable, it would amount to approximately $2,856,000.

(10) Other Comprehensive Income (Loss)

     The changes in the components of other comprehensive income (loss) are reported net of income taxes for the periods indicated, as follows (in thousands):

                                                             Year ended December 31, 2002
                                                        ---------------------------------------
                                                        Pretax           Tax             Net
                                                        amount          effect          amount
                                                        ------          ------          ------
     Unrealized holding gain on investments:
        Unrealized holding gain arising during
          the period                                    $ 51,277        $ (17,844)      $ 33,433
        Plus: reclassification adjustment for
          losses                                           4,423           (1,548)         2,875
        Minimum pension liability                         (7,367)           2,579         (4,788)
                                                        --------        ---------       --------
     Other comprehensive income                         $ 48,333        $ (16,813)      $ 31,520
                                                        ========        =========       ========

                                                             Year ended December 31, 2001
                                                        ---------------------------------------
                                                        Pretax           Tax             Net
                                                        amount          effect          amount
                                                        ------          ------          ------
     Unrealized holding gain on investments:
        Unrealized holding gain arising during
          the period                                    $ 28,702        $(10,147)       $ 18,555
        Less: reclassification adjustment for
          gains included in net income                     6,420          (2,247)          4,173
                                                        --------        ---------       --------
     Other comprehensive income                         $ 35,122        $(12,394)       $ 22,728
                                                        ========        =========       ========

                                                             Year ended December 31, 2000
                                                        ---------------------------------------
                                                        Pretax           Tax             Net
                                                        amount          effect          amount
                                                        ------          ------          ------
     Unrealized holding gain on investments:
        Unrealized holding gain arising during
          the period                                    $ 17,244        $ (6,036)       $ 11,208
        Less: reclassification adjustment for
          losses in net income                              (422)            148            (274)
                                                        --------        ---------       --------
     Other comprehensive income                         $ 16,822        $ (5,888)       $ 10,934
                                                        ========        =========       ========

     At December 31, 2002 and 2001, the components of accumulated other comprehensive income (loss) are as follows (in thousands):

                                                       2002             2001
                                                    ---------        ---------
     Unrealized holding gains, net of deferred
        tax liability of $27,920 and $8,528 in
        2002 and 2001, respectively                 $ 51,841         $ 15,533
     Minimum pension liability, net of deferred
        tax benefit of $2,579 in 2002                 (4,788)            --
                                                    --------         --------
                                                    $ 47,053         $ 15,533
                                                    ========         ========

(11) Reinsurance

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2002, reinsurance receivables with a carrying value of approximately $71,808,000 were associated with two reinsurers. At December 31, 2001, reinsurance receivables with a carrying value of approximately $29,567,000 were associated with one reinsurer. In addition, reinsurance receivables of approximately $481,048,000 and $441,373,000 in 2002 and 2001, respectively, were associated with one reinsurer (note 12).

     Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $500,000 on group life to $250,000 on individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2002 and 2001, the face amounts of life insurance in force that are reinsured amounted to approximately $12,805,000,000 (approximately 61.9% of total life insurance in force) and $12,137,000,000 (approximately 60.8% of total life insurance in force), respectively.

     Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.

     The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $(235,456,000), $(226,503,000), and $(88,517,000), for life and accident and health reinsurance ceded, and $13,940,000,  $10,659,000, and $1,092,000 for life and accident and health reinsurance assumed for the years ended December 31, 2002, 2001, and 2000, respectively.

     Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $178,979,000, $185,210,000, and $104,660,000 for the years ended December 31, 2002, 2001, and 2000, respectively.

(12) Acquired Business

     (a)  Mid-Continent Life Insurance Company

          Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid-Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America, which agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR), in 2002. The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $482,730,000 and $443,722,000 to HLR and maintaining a funds withheld liability at December 31, 2002 and 2001, respectively.

          Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed "Extra-Life" contracts will not increase during the 17-year period beginning December 31, 2000. The Company has also guaranteed that the current dividend scale on the assumed "Extra-Life" contracts shall not be reduced or eliminated during the five-year period beginning December 31, 2000. Certain funds are being held by the receiver for the purpose of paying the reasonable costs of MCL's operations after December 31, 2000 and winding up the receivership proceedings. The remainder of these funds will be remitted to the Company after all such costs have been paid.

          As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.

          The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR will be reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR.

          Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company, through an experience refund account. The experience refund account is calculated as premium income plus investment income, less reserve increases
          (including the SPR), benefits paid, and administrative expense allowances paid to AFA, and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. The experience refund earned by AFA in 2002 and 2001, before tax, was approximately $4,191,000 and $5,699,000, respectively. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by SFAS No.
          113. Investment income on the funds withheld is included in AFA's investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA's expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.

     (b)  American Standard Life and Accident Insurance Company

          Effective July 1, 1998, the Company entered into an assumption reinsurance agreement with American Standard Life and Accident Insurance Company (ASL) of Enid, Oklahoma, the National Organization of Life and Health Guaranty Associations, and the guaranty associations in the states where ASL originally conducted its business. The Company recorded an asset for the value of the business acquired based on the present value of the estimated future profits on the business (PVP) at a 6.75% discount rate. The PVP was estimated to be $4,313,000 at July 1, 1998. Approximately $379,000, $437,000, and
          $504,000 of amortization was recorded in 2002, 2001, and 2000, respectively, and is included in operating expenses in the accompanying consolidated statements of income. The December 31, 2002 and 2001 balance of the PVP asset approximates $2,104,000 and $2,483,000, respectively, and is included in other assets in the accompanying consolidated balance sheets.

          An estimate of the amortization of the PVP for the next five years is as follows:

                2003                                    $ 328,000
                2004                                      284,000
                2005                                      246,000
                2006                                      210,000
                2007                                      178,000

(13) Employee Benefit Plans

     The Company participates in a pension plan (the Plan) covering all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

     The Plan's funded status as of December 31 is summarized as follows (in thousands):

                                                                          2002            2001
                                                                        ---------       ---------
     Actuarial present value of benefit obligation:
        Vested benefits                                                 $ 28,974        $ 22,489
        Nonvested benefits                                                 3,238           2,627
                                                                        --------        --------
                Total accumulated benefit obligation                    $ 32,212        $ 25,116
                                                                        ========        ========

     Change in benefit obligation:
        Benefit obligation at beginning of period                       $ 31,104        $ 23,893
        Service cost                                                       2,803           2,187
        Interest cost                                                      2,225           1,954
        Actuarial loss                                                     6,071           5,664
        Benefits paid                                                     (1,406)         (2,594)
                                                                        --------        --------
                Benefit obligation at end of period                     $ 40,797        $ 31,104
                                                                        ========        ========

     Change in plan assets:
        Fair value of plan assets at beginning of period                $ 25,245        $ 24,476
        Actual return on plan assets                                      (2,782)            996
        Employer contributions                                             4,040           2,367
        Benefits paid                                                     (1,406)         (2,594)
                                                                        --------        --------
                Fair value of plan assets at end of period              $ 25,097        $ 25,245
                                                                        ========        ========

     Funded status at end of year:
        Plan assets less than projected benefit obligation              $(15,700)       $ (5,859)
        Unrecognized net actuarial loss                                   15,952           5,855
        Unrecognized prior service cost due to plan amendment                715            (143)
                                                                        --------        --------
                Prepaid pension cost (accrued pension liability)        $    967        $   (147)
                                                                        ========        ========

     In determining the projected benefit obligation, the weighted average assumed discount rates used were 6.75% and 7.25% in 2002 and 2001, respectively. The rate of increase in future salary levels was 5% in 2002 and 2001. The expected long-term rate of return on assets used in determining net periodic pension cost was 9.5% in 2002 and 2001. Plan assets are invested in fixed maturities, equity securities, and short-term investments.

     Net periodic pension cost for the years ended December 31 included the following (in thousands):

                                               2002          2001         2000
                                             --------      --------     --------
     Service cost - benefits earned
        during period                        $ 2,803       $ 2,187      $ 1,944
     Interest costs                            2,225         1,954        1,575
     Expected return on plan assets           (2,432)       (2,521)      (2,202)
     Net amortization and deferral               329            37           15
                                             -------       -------      -------
        Net periodic pension cost            $ 2,925       $ 1,657      $ 1,332
                                             =======       =======      =======

     In 2002, the Company recorded an additional minimum pension liability for the difference between the accumulated benefit obligation and the fair value of plan assets at December 31, 2002, net of the Company's accrued benefit cost and unrecognized prior service cost at December 31, 2002. The additional liability of approximately $4,788,000, net of deferred tax benefit of approximately $2,579,000, is reported as a separate component of other comprehensive income.

     The Company participates in a defined contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code, which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Internal Revenue Code. The Company contributed approximately $1,716,000, $1,466,000, and $1,273,000 to this plan during the years ended December 31, 2002, 2001, and 2000, respectively.

(14) Commitments and Contingencies

     Rent expense for office space and equipment for the years ended December 31, 2002, 2001, and 2000, was approximately $10,079,000, $9,216,000, and
     $8,864,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2002 under noncancelable long-term leases are as follows (in thousands):

                2003                                    $ 2,481
                2004                                      2,374
                2005                                      1,470
                2006                                        952
                2007                                        739

     The Company has pledged approximately $8,531,000 of its treasury notes as collateral on lines of credit held by affiliated companies.

     The Company has outstanding mortgage loan commitments of approximately $8,384,000 and $27,597,000 at December 31, 2002 and 2001, respectively.

     As of December 31, 2002, the Company has an outstanding guarantee for approximately $7,425,000 on borrowings from commercial banks by AFC. The borrowings were made for acquisition purposes and mature in 2007. The guarantee unconditionally, continually, and absolutely guarantees the obligations of AFC to the banks, but is limited and reducing as the principal amounts of the notes are repaid on a dollar for dollar basis. The guarantee is expected to mature in 2007 and is unsecured. If AFC defaults on the loan agreement, the Company could be requested to perform under the guarantee. It is unlikely that the Company would be required to make payments under its guarantee and no amount has been accrued for the Company's obligation under its guaranty arrangement.

     In the normal  course of  business,  there are  various  legal  actions and proceedings pending against the Company and its subsidiaries. In management's opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company's financial position.

(15) Related-Party Transactions

     The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the years ended December 31, 2002, 2001, and 2000, rentals paid under these leases were approximately $4,723,000, $4,210,000, and $4,139,000, respectively.

     During the years ended December 31, 2002, 2001, and 2000, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $4,285,000, $3,969,000, and $3,519,000, respectively.

     During the years ended December 31, 2002 and 2000, the Company paid management fees to AFC totaling approximately $3,977,000 and $1,863,000, respectively. During the year ended December 31, 2001, the Company paid management fees and investment advisory fees to AFC totaling approximately $2,844,000.

     The Company leases office space from a subsidiary of AFC. The rent payments associated with the lease were approximately $2,747,000, $2,203,000, and $2,194,000 in 2002, 2001, and 2000, respectively.

     During 2002, 2001, and 2000, the Company paid cash dividends to AFC of approximately $13,539,000, $14,030,000, and $11,137,000, respectively.

     During 2001, the Company paid dividends to AFC of approximately $1,964,000 in the form of common stock in affiliated companies (including the companies' cash balances of approximately $689,000).

     During 2002, 2001, and 2000, the Company entered into three-year software lease agreements with AFC. Lease expense related to the agreements was approximately $2,289,000, $3,693,000, and $2,914,000 for the years ended December 31, 2002, 2001, and 2000, respectively, and is included in selling costs and other operating, administrative, and general expenses.

     Short-term and other investments at December 31, 2002 include a note receivable from a subsidiary of AFC totaling $330,000, which bears an interest rate of 7.5% per annum. The Company recorded investment income on the note of approximately $8,000 during the year ended December 31, 2002. The Company has agreed to advance an additional $200,000 on this note in 2003, and the note matures in 2009.

     An officer of AFC serves on the board of directors of a financial institution in which the Company maintains cash balances.


                       AMERICAN FIDELITY ASSURANCE COMPANY
                                AND SUBSIDIARIES

                   Schedule III - Business Segment Information
                  Years ended December 31, 2002, 2001, and 2000
                                 (In thousands)

     The Company's reportable segments are its strategic business units. The components of operations for the years ended December 31, 2002, 2001, and 2000 are included in the table below.

     Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

                                                           2002            2001            2000
                                                        ----------      ----------      ----------
     Total revenues:
        American Fidelity Education Services Division   $  241,354      $  202,684      $  195,848
        Association Worksite Division                      158,779         127,711         113,573
        Strategic Alliance Division                         47,066          55,043          42,891
        AFAmeriLife Division                                10,274          17,593            --
        Noninsurance operations                              1,836           2,959           1,422
                                                        ----------      ----------      ----------
                                                        $  459,309      $  405,990      $  353,734
                                                        ==========      ==========      ==========

     Pretax earnings:
        American Fidelity Education Services Division   $   35,698      $   32,493      $   26,787
        Association Worksite Division                       (4,569)          3,777           8,684
        Strategic Alliance Division                         (6,698)         (1,018)          5,274
        AFAmeriLife Division                                 3,077           9,736            --
        Noninsurance operations                               (325)            123             374
                                                        ----------      ----------      ----------
                                                        $   27,183      $   45,111      $   41,119
                                                        ==========      ==========      ==========

     Total assets:
        American Fidelity Education Services Division   $1,574,785      $1,485,950      $1,357,577
        Association Worksite Division                      332,197         290,493         235,132
        Strategic Alliance Division                         92,664         190,988         232,561
        AFAmeriLife Division                             1,144,732         980,839         892,473
        Noninsurance operations                                325             288           1,603
                                                        ----------      ----------      ----------
                                                        $3,144,703      $2,948,558      $2,719,346
                                                        ==========      ==========      ==========

                                                AMERICAN FIDELITY ASSURANCE COMPANY
                                                         AND SUBSIDIARIES
                                                     Schedule IV - Reinsurance
                                           Years ended December 31, 2002, 2001, and 2000
                                                          (In thousands)

                                                                                                                       Percentage
                                                                  Ceded             Assumed                            of amount
                                              Gross              to other         from other             Net            assumed
                                              amount            companies          companies           amount           to net
                                           --------------     --------------     --------------    --------------    ------------
Year ended December 31, 2002:
      Life insurance in force             $   20,638,283         12,804,611             62,287         7,895,959          0.79%
                                           ==============     ==============     ==============    ==============    ============
      Premiums:
           Life insurance                 $      121,468             91,350                256            30,374          0.84%
           Accident and health insurance         466,847            144,106             13,684           336,425          4.07%
                                           --------------     --------------     --------------    --------------    ------------
               Total premiums             $      588,315            235,456             13,940           366,799          3.80%
                                           ==============     ==============     ==============    ==============    ============
Year ended December 31, 2001:
      Life insurance in force             $   19,912,796         12,137,102             48,531         7,824,225          0.62%
                                           ==============     ==============     ==============    ==============    ============
      Premiums:
           Life insurance                 $      117,870             89,167              4,708            33,411         14.09%
           Accident and health insurance         405,482            137,336              5,951           274,097          2.17%
                                           --------------     --------------     --------------    --------------    ------------
               Total premiums             $      523,352            226,503             10,659           307,508          3.47%
                                           ==============     ==============     ==============    ==============    ============
Year ended December 31, 2000:
      Life insurance in force             $    9,256,897         14,282,890*        10,285,475*        5,259,482        195.56%
                                           ==============     ==============     ==============    ==============    ============
      Premiums:
           Life insurance                 $       36,263              4,311                 (2)           31,950         (0.01)%
           Accident and health insurance         310,578             84,206              1,094           227,466          0.48%
                                           --------------     --------------     --------------    --------------    ------------
               Total premiums             $      346,841             88,517              1,092           259,416          0.42%
                                           ==============     ==============     ==============    ==============    ============
---------------

*    The ceded in force and the assumed in force include approximately  $10,285,000 in reinsurance related to the acquisition of a block of business from Mid-Continent Life Insurance Company. This was effected through a bulk assumption  reinsurance treaty.
     This business is 100% ceded to Hannover Life Reassurance  Company.  The percentage of amount assumed to net is 0.00% with the arrangement removed (note 12).